As filed with the Securities and Exchange Commission on February 29, 2000
                                                      Registration Nos. 33-73404
                                                                        811-8236
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                        Pre-Effective Amendment No. ___                    [_]

                        Post-Effective Amendment No. 29                    [X}
                                                     --

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [_]

                               Amendment No. 31                            [X]
                                             --
                         ____________________________

                                Northern Funds
              (Exact Name of Registrant as Specified in Charter)

                            50 South LaSalle Street
                           Chicago, Illinois 60675
                   (Address of Principal Executive Offices)

                        Registrant's Telephone Number:
                                 800-595-9111
                                 ------------

                           Jeffrey A. Dalke, Esquire
                          Drinker Biddle & Reath LLP
                               One Logan Square
                           18/th/ and Cherry Streets
                     Philadelphia, Pennsylvania 19103-6996
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

           [ ] immediately upon filing pursuant to paragraph (b)
           [ ] on ________________, ______ pursuant to paragraph (b)
           [ ] 60 days after filing pursuant to paragraph (a)(1)
           [ ] on (date) pursuant to paragraph (a)(1)
           [X] 75 days after filing pursuant to paragraph (a)(2)
           [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

           [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities Being Registered:  Shares of beneficial interest

                             Subject to Completion
                Preliminary Prospectus, Dated February 29, 2000


Information contained herein pertaining to the Northern Funds Global Communications Fund is subject to completion or amendment. A post-effective amendment to the Northern Funds registration statement relating to shares of the Global Communications Fund has been filed with the Securities and Exchange Commission. Shares of the Global Communications Fund may not be sold nor may offers to buy shares of such Fund be accepted prior to the time the post-effective amendment to the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of shares of the Global Communications Fund in any State in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of any such State.



Northern Funds

Global Communications Fund

Prospectus dated May ___, 2000

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves investment risks, including possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

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                                                                                                         Page
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RISK/RETURN SUMMARY                                  Global Communications Fund                             4
Information about the objectives, principal          --------------------------------------------------------
 strategies and risk characteristics of the Fund.    Fund Performance                                       6
                                                     --------------------------------------------------------
                                                     Fund Fees and Expenses                                 7
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MANAGEMENT OF THE FUND                               Investment Adviser                                     8
                                                     --------------------------------------------------------
                                                     Advisory Fees                                          8
                                                     --------------------------------------------------------
                                                     Fund Management                                        9
                                                     --------------------------------------------------------
                                                     Other Fund Services                                    9
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ABOUT YOUR ACCOUNT                                   Purchasing and Selling Shares
How to open, maintain and close an account.          . Purchasing Shares                                    9
                                                     . Opening an Account                                   9
                                                     . Selling Shares                                      11
                                                     --------------------------------------------------------
                                                     Account Policies and Other Information
                                                     . Calculating Share Price                             13
                                                     . Timing of Purchase Requests                         13
                                                     . Social Security/Tax Identification Number           13
                                                     . In-Kind Purchases and Redemptions                   14
                                                     . Miscellaneous Purchase Information                  14
                                                     . Timing of Redemption and Exchange Requests          14
                                                     . Payment of Redemption Proceeds                      14
                                                     . Miscellaneous Redemption Information                14
                                                     . Exchange Privileges                                 15
                                                     . Telephone Transactions                              15
                                                     . Making Changes to Your Account Information          15
                                                     . Signature Guarantees                                16
                                                     . Business Day                                        16
                                                     . Early Closings                                      16
                                                     . Authorized Intermediaries                           16
                                                     . Service Organizations                               16
                                                     . Shareholder Communications                          17
                                                     --------------------------------------------------------
                                                     Dividends and Distributions                           17
                                                     --------------------------------------------------------
                                                     Tax Considerations                                    17
                                                     --------------------------------------------------------

Table of Contents

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                                                                                                         Page
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RISKS, SECURITIES AND TECHNIQUES                     Risks, Securities and Techniques
                                                     .  Additional Information on Principal
                                                        Investment Strategies and Related Risks            19
                                                     .  Additional Description of Securities and
                                                        Common Investment Techniques                       23
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FOR MORE INFORMATION                                 Annual/Semiannual Report                              30
                                                     --------------------------------------------------------
                                                     Statement of Additional Information                   30
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GLOBAL COMMUNICATIONS FUND

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Principal Investment Strategies

In seeking to achieve its investment objective, the Fund will invest, under normal market conditions, at least 65% of its total assets in equity securities of domestic and foreign companies that are in the communications industry. Communications companies are those that design, develop, manufacture, distribute or sell communications services and equipment that enable or enhance data, voice and video transmissions. Communications companies use many different technologies, including but not limited to long distance, local and cellular telephone; broadcasting and cable television; wireless, wireline and fiber optic transmission of voice data and video traffic; and other established and emerging technologies.

Using fundamental research and quantitative analysis, the investment management team buys equity securities of communications companies it believes to have the potential to outperform technology companies in general over the long term. Similarly, the investment management team sells securities it believes no longer have this potential. The team may also sell securities to maintain the desired portfolio securities composition of the Fund, which may change in response to market conditions. In selecting investments for the Fund, the management team considers such factors as:

     .    Market share;

     .    Competitive leadership of a company's products or market niches;

     .    Revenue and earnings growth rates compared with relevant competitors;

     . Market valuation compared to securities of other communications-related companies and the stock's own historical norms; and

     .    Access to capital markets.

The types of equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights. The Fund may invest in both small and large communications companies, without regard to size.

The Fund will invest in the equity securities of communications companies in at least three countries, although U.S. companies may dominate the Fund's portfolio. The foreign markets in which the Fund may invest include mature markets (such as Germany and Japan) and emerging markets (such as Argentina and China). The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund. Under normal market conditions, up to 35% of the Fund's total assets may be invested in fixed income securities, including non-investment grade securities commonly known as "junk bonds."

Principal Investment Risks

All of the Fund's investments carry some degree of risk, which will affect the value of the Fund's portfolio, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes the principal risks that apply to the Fund and may result in a loss of your investment.

 .    Market risk is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

 .    Management risk is the risk that a strategy used by the investment management team may fail to produce the intended results.

 .    Liquidity risk is the risk that the Fund will not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

 .    Stock risk is the risk that stock prices have historically risen and fallen in periodic cycles. As of the date of this Prospectus, U.S. stock markets and certain foreign stock markets were trading at or close to record high levels. There is no guarantee that such levels will continue.

 .    Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

 .    Communications concentration risk is the risk that the securities of communications companies may be subject to greater price volatility than the securities of companies in other sectors. Communications companies may produce or use products or services that prove commercially unsuccessful, become obsolete or may be adversely affected by government regulation. The securities of communications companies may experience significant price movements caused by disproportionate investor optimism or pessimism.

 .    Credit (or default) risk is the risk that an issuer of fixed income securities held by the Fund may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High quality and investment grade securities are generally believed to have relatively low degrees of credit risk.

 .    Country risk is the potential for price fluctuations in foreign securities because of political, financial and economic events in foreign countries. These risks will normally be greatest when the Fund invests in emerging markets. In addition, investments of more than 25% of the Fund's total assets in securities of issuers located in one country will subject the Fund to increased country risk with respect to the particular country.

 .    Currency risk is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates.

 .    Foreign regulatory risk is the risk that a foreign security could lose value because of less stringent foreign securities regulations and accounting and disclosure standards.

 .    Emerging markets risk is the risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

 .    High-yield risk may impact the value of non-investment grade securities held by the Fund. Generally, these securities, commonly known as "junk bonds," are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for them, which could make it harder to sell them at an acceptable price. These and related risks mean that the Fund may not achieve the expected income from non-investment grade securities and that its share price may be adversely affected by declines in the value of these securities.

 .    Portfolio turnover risk is the risk that high portfolio turnover is likely to result in increased Fund expenses which may result in lower investment returns. High portfolio turnover is also likely to result in higher short-term capital gains taxable to shareholders.


More information about the risks of investing in the Fund is provided in "Risks, Securities and Techniques" beginning on page 19 of this Prospectus. You should carefully consider the risks discussed in this section and "Risks, Securities and Techniques" before investing in the Fund.


Fund Performance

The bar charts and the performance tables have been omitted because the Fund has been in operation for less than one calendar year.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not reflect any charges which may be imposed by The Northern Trust Company, its affiliates, correspondent banks and other institutions on their customers. For more information, please see "Account Policies and Other Information" on page 13.


                                                     Shareholder Fees
                                         (fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------------------
                                                                            Sales Charge
                                         Sales charge                      (Load) Imposed
                                        (Load) Imposed   Deferred Sales     On Reinvested    Redemption         Exchange
Fund                                     On Purchases     Charge (Load)     Distributions     Fees/(1)/           Fees
---------------------------------------------------------------------------------------------------------------------------
Global Communications                        None             None              None            None              None
---------------------------------------------------------------------------------------------------------------------------


                                               Annual Fund Operating Expenses
                                       (expenses that are deducted from Fund assets)
---------------------------------------------------------------------------------------------------------------------------
Fund                              Management               Distribution               Other             Total Annual Fund
                                     Fees               (12b-1) Fees/(2)/          Expenses/(3)/     Operating Expenses/(4)/
---------------------------------------------------------------------------------------------------------------------------
Global Communications               1.25%                     0.00%                   0.45%                   1.70%
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Footnotes

/1/ A fee of $15.00 may be applicable for each wire redemption.

/2/ The Fund does not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of the Fund's average net assets under Northern Funds' Distribution and Service Plan.

/3/ These expenses include custodian, transfer agency and administration expenses as well as other customary Fund expenses. The co-administrators are entitled to a co-administration fee of 0.15%. "Other Expenses" are based on estimated amounts the Fund expects to pay during the current fiscal year.

/4/ As a result of voluntary fee reductions, waivers and reimbursements, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" which are expected to be actually incurred by the Fund during the current fiscal year are set forth below. The voluntary fee reductions, waivers and reimbursements may be terminated at any time at the option of the Investment Adviser. If this occurs, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

Fund                                             Management           Distribution         Other        Total Annual Fund
                                                    Fees              (12b-1) Fees       Expenses       Operating Expenses
--------------------------------------------------------------------------------------------------------------------------
Global Communications                                1.05%               0.00%             0.25%               1.30%
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Example

The following Example is intended to help you compare the cost of investing in the Fund (without fee waivers and expense reimbursements) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       Fund                        One Year              3 Years
               ----------------------------------------------------------------------
               Global Communications               $ 173                $ 536
               ----------------------------------------------------------------------


Investment Adviser

The Northern Trust Company ("Northern Trust" or the "Investment Adviser"), an Illinois state-chartered bank and member of the Federal Reserve System, serves as investment adviser for the Fund.

The Investment Adviser is located at 50 S. LaSalle Street, Chicago, IL 60675 and is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company. As of December 31, 1999, Northern Trust Corporation and its subsidiaries had approximately $28.7 billion in assets, $21.4 billion in deposits and employed over 8,500 persons.

Northern Trust has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. Northern Trust and its affiliates administered in various capacities (including as master trustee, investment manager or custodian) approximately $1.5 trillion of assets as of December 31, 1999, including approximately $299.1 billion of assets for which Northern Trust and its affiliates had investment management responsibility.

Under its Advisory Agreement with Northern Funds, the Investment Adviser, subject to the general supervision of Northern Funds' Board of Trustees, is responsible for making investment decisions for the Fund and for placing purchase and sale orders for portfolio securities.

Advisory Fees

As compensation for its advisory services and its assumption of related expenses, the Investment Adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of the Fund's respective average daily net assets).



                                                  Contractual
Fund                                                 Rate
----                                                 ----
Global Communications                                1.25%


As stated under "Fund Fees and Expenses," the Investment Adviser expects to waive voluntarily a portion of its advisory fee during the current fiscal year. The Investment Adviser may discontinue or modify its voluntary limitation in the future at its discretion.

Fund Management

The Investment Adviser employs a team approach to the investment management of the Fund, relying upon investment professionals under the leadership of James M. Snyder, Chief Investment Officer and Executive Vice President of Northern Trust.

The management co-team leaders for the Global Communications Fund are Michael E. Eggly, CFA, 2nd Vice President of Northern Trust and Ken Turek, CFA, Vice President of Northern Trust. Mr. Eggly joined Northern Trust in 1999 and is currently a senior equity analyst concentrating in telecommunications. From 1996 to 1999, he was an equity research associate at Salomon Smith Barney.
Prior thereto, he was co-founder and vice president of Financial Insight Systems, a financial data and software provider. Mr. Turek joined Northern Trust in 1997 and manages equity investment portfolios for institutional clients. From 1994 to 1997, Mr. Turek was the chief equity officer of National Investment Services.

Other Fund Services

Northern Trust also serves as transfer agent ("Transfer Agent") and custodian for the Fund. As Transfer Agent, Northern Trust performs various administrative servicing functions, and any shareholder inquiries should be directed to it. The fees that Northern Trust receives for its services in those capacities are described in the Statement of Additional Information. Northern Trust and PFPC Inc. ("PFPC") act as co-administrators for Northern Funds. The fee that Northern Trust and PFPC receive for their co-administrative services is described on page 7 under "Fund Fees and Expenses."

Purchasing and Selling Shares

PURCHASING SHARES

You may purchase shares directly from Northern Funds or, if you maintain certain accounts, through Northern Trust and certain other institutions. If you have any questions or need assistance in opening an investment account or purchasing shares, call (800) 595-9111.

OPENING AN ACCOUNT

Directly from the Fund. You may open a shareholder account and purchase shares directly from the Fund with a minimum initial investment of $2,500 ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Fund reserves the right to waive these minimums.

For your convenience, there are a number of ways to invest directly in the Fund:

     By Mail
          .    Read this Prospectus carefully
          .    Complete and sign the Purchase Application
          .    Enclose a check or money order payable to Northern Funds
          .    If you are investing on behalf of a corporation or other entity, your Purchase Application must be accompanied by a certified corporate resolution (or other acceptable evidence of authority).
          .    Mail your check, corporate resolution (if needed) and completed
               Purchase Application to:

               Northern Funds
               P.O. Box 75986
               Chicago, IL  60675-5986

          .    For overnight delivery use the following address:

               801 South Canal Street
               Chicago, IL  60607
               Attn:  Northern Funds

          .    For subsequent investments:
                    - Enclose your check with the return remittance portion of the confirmation of your previous investment; or
                    - Indicate on your check or a separate piece of paper your name, address and account number

All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash and third party checks are not acceptable.

By Wire
     To open a new account:
     .    Call (800) 595-9111 for instructions
     .    Complete a Purchase Application and send it to:

          Northern Funds
          P.O. Box 75986
          Chicago, IL  60675-5986

     To add to an existing account:
     .    Have your bank wire Federal funds to:

          The Northern Trust Company
          Chicago, Illinois
          ABA Routing No. 0710-00152
          (Reference 10 Digit Fund Account No.)
          (Reference Shareholder's Name)

By Direct Deposit
     To purchase additional shares:
     . Determine if your employer has direct deposit capabilities through the Automated Clearing House ("ACH")
     .    Have your employer send payments to:

          ABA Routing No. 0710-00152
          (Reference 10 Digit Fund Account No.)
          (Reference Shareholder's Name)

     .    The minimum periodic investment for direct deposit is $50

By Automatic Investment
     To open a new account:
     .    Complete a Purchase Application, including the Automatic Investment section
     .    Send it to:

          Northern Funds
          P.O. Box 75986
          Chicago, IL  60675-5986

     . The minimum initial investment is $250; $50 for monthly minimum additions

     To add to an account:
     .    Call (800) 595-9111 to obtain an Automatic Investment Plan Application
     .    The minimum for automatic investment additions is $50

  If you discontinue participation in the plan, the Fund reserves the right to redeem the investor's account involuntarily, upon 30 days written notice, if the account's net asset value is $1,000 or less. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum amount solely because of a decline in the Fund's net asset value.

  By Directed Reinvestment
  You may elect to have your income dividends and capital gains distributions automatically invested in another Northern Fund.
     .    Complete the Distribution Options section on the Purchase Application
     . Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement)

  By Exchange
  You may open a new account or add to an existing account by exchanging shares of one Fund for shares of any other Fund offered by Northern Funds. See "Selling Shares - By Exchange."

  By Internet
  You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to www.northerntrust.com/privatepassport or contact your relationship manager.

Through Northern Trust and Other Institutions

If you have an account with Northern Trust, you may purchase Northern Funds shares through Northern Trust. You may also purchase shares through other institutions (together with Northern Trust, "Service Organizations") that have entered into agreements with Northern Funds. To determine whether you may purchase shares through your institution, contact your institution directly or call (800) 595-9111. Northern Trust or another Service Organization may impose charges against your account which will reduce the net return on an investment in a Fund. These charges may include asset allocation fees, account maintenance fees, sweep fees, compensating balance requirements or other charges based upon account transactions, assets or income.

SELLING SHARES

Redeeming and Exchanging Directly from the Funds

If you purchased Northern Funds directly or, if you purchased your shares through an account at Northern Trust or another Service Organization and you appear on Northern Funds records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

  By Mail
     Send a written request to:

     Northern Funds
     P.O. Box 75986
     Chicago, IL  60675-5986


     The redemption request must include:
     .    The number of shares or the dollar amount to be redeemed

          .    The Fund account number
          .    A signature guarantee is also required if:
                    - The proceeds are to be sent elsewhere than the address of record, or
                    -    The redemption amount is greater than $50,000

     By Wire
     If you authorize wire redemptions on your Purchase Application, you can redeem shares and have the proceeds sent by Federal wire transfer to a previously designated account.
          .    You will be charged $15 for each wire redemption unless the designated account is maintained at Northern Trust or an
               affiliated bank
          .    Call the Transfer Agent at (800) 595-9111 for instructions
          .    The minimum amount that may be redeemed by this method is $250

     By Systematic Withdrawal
     If you own shares of a Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other Northern Funds.
          .    Call (800) 595-9111 for an application form and additional information
          .    The minimum amount is $250 per withdrawal

     By Exchange
     Northern Funds offers you the ability to exchange shares of one Northern Fund for another Fund in the Northern Funds family.
          . When opening an account, complete the Exchange Privilege section of the Purchase Application or, if your account is already opened, send a written request to:

                    Northern Funds
                    P.O. Box 75986
                    Chicago, IL  60675-5986

          .    Shares being exchanged must have a value of at least $1,000
               ($2,500 if a new account is being established by the exchange)
          .    Call (800) 595-9111 for more information

     By Telephone
     If you authorize the telephone privilege on your Purchase Application, you may redeem Northern Funds shares by phone.
          .    If your account is already opened, send a written request to:

                    Northern Funds
                    P.O. Box 75986
                    Chicago, IL  60675-5986

          .    The request must be signed by each owner of the account and must be accompanied by signature guarantees
          .    Call (800) 595-9111 to use the telephone privilege
          .    During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined above under "Selling Shares - By Mail."

     By Internet
     You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to www.northerntrust.com/privatepassport or contact your relationship manager.

Redeeming and Exchanging Through Northern Trust and Other Institutions

If you purchased your Northern Funds shares through an account at Northern Trust or another Service Organization, you may redeem or exchange your shares according to the instructions pertaining to that account.

          . Although Northern Funds imposes no charges when you redeem, when shares are purchased through Northern Trust or another Service Organization, a fee may be charged by those institutions for providing services in connection with your account

          . Contact your account representative at Northern Trust or other Service Organization for more information about redemptions or exchanges

Account Policies and Other Information

Calculating Share Price. Northern Funds issues shares and redeems shares at net asset value ("NAV"). The NAV for the Fund is calculated by dividing the value of the Fund's net assets by the number of the Fund's outstanding shares. The NAV is calculated on each Business Day as of 3:00 p.m., Chicago time. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received and accepted as described below.

U.S. and foreign securities held by the Fund generally are valued at their market prices. Shares of an investment company held by the Fund are valued at their NAV. Any securities, including restricted securities, for which market prices are not readily available are valued at fair value as determined by the Investment Adviser. Short-term obligations held by the Fund are valued at their amortized cost which, according to the Investment Adviser, approximates market value.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

Timing of Purchase Requests. Requests accepted by the Transfer Agent or other authorized intermediary by 3:00 p.m., Chicago time, on any Business Day will be executed the same day, at that day's closing share price provided that either:

          . The order is in proper form as described under "Purchasing and Selling Shares" and accompanied by payment of the purchase price;
          . The order is placed by Northern Trust or a Service Organization and payment in Federal or other immediately available funds is to be made on the next Business Day; or
          . The order is accepted by an authorized intermediary and payment in Federal or other immediately available funds is to be made on the next Business Day in accordance with procedures acceptable to Northern Funds.

Orders received by the Transfer Agent or other authorized intermediary on a non-Business Day or after 3:00 p.m., Chicago time, on a Business Day will be executed on the next Business Day, at that day's closing share price, provided that payment is made as noted above.

Social Security/Tax Identification Number. Federal regulations require you to provide a Social Security or other certified taxpayer identification number when you open or reopen an account. Purchase Applications without such a number or an indication that a number has been applied for will not be accepted. If you have applied for a number, the number must be provided and certified within 60 days of the date of the Purchase Application.

In-Kind Purchases and Redemptions. Northern Funds reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund. Northern Funds also reserves the right to pay redemptions by a distribution "in-kind" of securities (instead of cash) from the Fund. See the Statement of Additional Information for further information about the terms of these purchases and redemptions.

Miscellaneous Purchase Information.

 .    You will be responsible for all losses and expenses of the Fund in the event of any failure to make payment according to the procedures outlined in this Prospectus. Northern Trust may redeem shares from any account it maintains to protect the Fund and Northern Trust against loss. In addition, a $20 charge will be imposed if a check does not clear.

 .    You may initiate transactions between Northern Trust banking and Northern
     Funds accounts by using Northern Trust Private Passport. For additional details, please visit our website at www.northerntrust.com/privatepassport or contact your relationship manager.

 .    Northern Funds reserves the right to reject any purchase order. The Fund also reserves the right to change or discontinue any of its purchase procedures.

 .    In certain circumstances, Northern Funds may advance the time by which purchase orders must be received. See "Early Closings" on page 16.

 .    Northern Funds may reproduce this Prospectus in an electronic format which may be available on the Internet. If you have received this Prospectus in its electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Funds Center at P.O. Box 75986, Chicago, IL 60675-5986, calling (800) 595-9111 or sending an e-mail to: northernfunds@execpc.com.

Timing of Redemption and Exchange Requests. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a Business Day by 3:00 p.m., Chicago time, will be executed on the same day. The redemption or exchange will be effected at that day's closing share price.

Good order means that the request must include the following information:

     .    The account number and Fund name
     .    The amount of the transaction, in dollar amount or number of shares
     . The signature of all account owners exactly as they are registered on the account (except for online, telephone and wire redemptions)
     .    Required signature guarantees, if applicable
     . Other supporting legal documents that might be required in the case of estates, corporations, trusts and certain other accounts. Call (800) 595-9111 for more information about documentation that may be required of these entities

In certain circumstances, Northern Funds may advance the time by which redemption and exchange orders must be received. See "Early Closings" on page 16.

Payment of Redemption Proceeds. The Fund will make payment for redeemed shares typically within one or two Business Days, but no later than the seventh day after a redemption request is received in good order by the Transfer Agent or an authorized intermediary (or such longer period permitted by the SEC). However, if any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the check has cleared and collected. This may take up to fifteen days from the purchase date.

Miscellaneous Redemption Information. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds may also be wired. A redemption request may not be processed if a shareholder has failed to submit a completed and properly executed Purchase Application.

 .    Northern Funds reserves the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Fund and its shareholders.

 .    Northern Funds may require any information reasonably necessary to ensure that a redemption has been duly authorized.

 .    Northern Funds reserves the right, on 60 days' written notice, to redeem the shares held in any account if, at the time of redemption, the net asset value of the remaining shares in the account falls below $1,000. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in a Fund's net asset value.

 .    You may initiate transactions between Northern Trust banking and Northern
     Funds accounts by using Northern Trust Private Passport. For additional details, please visit our website at www.northerntrust.com/privatepassport or contact your relationship manager.

 .    Northern Funds reserves the right to change or discontinue any of its redemption procedures.

 .    Northern Funds reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund.

Exchange Privileges. You may exchange shares of one Northern Fund for another only if the registration of both accounts is identical. An exchange is a redemption of shares of one Fund and the purchase of shares of another Fund. It is considered a taxable event and may result in a gain or loss. Northern Funds reserves the right, at any time without prior notice to suspend, limit or terminate the exchange privilege of any shareholder who makes more than eight exchanges of shares in a year and/or two exchanges of shares in a calendar quarter. Northern Funds may also modify or terminate the exchange privilege with respect to any or all shareholders, and may reject any exchange request.

Exchanges are only available in states where an exchange can legally be made. Before making an exchange you should read the prospectus for the shares you are acquiring.

Telephone Transactions. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, Northern Funds and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing.

The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder's address of record.

Northern Funds reserves the right to refuse a telephone redemption.

Making Changes to Your Account Information. You may make changes to wiring instructions, address of record or other account information only in writing. These instructions must be accompanied by a signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program ("STAMP"), or other acceptable evidence of authority. Additional requirements may be imposed. In accordance with SEC regulations, the Fund and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder's current address.

Signature Guarantees. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority must be provided. Additional requirements may be imposed by Northern Funds. In addition to the situations described in this Prospectus, Northern Funds may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.

Business Day. A "Business Day" is each Monday through Friday when the New York Stock Exchange (the "Exchange") is open for business. In 2000, the Fund will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, Christmas Day and Good Friday.

Early Closings. Northern Funds reserves the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders for same Business Day credit when Northern Trust or the Exchange closes early as a result of unusual weather or other conditions. They also reserve this right when The Bond Market Association recommends that securities markets close or close early.

Authorized Intermediaries. Northern Funds may authorize certain financial intermediaries (including banks, trust companies, brokers and investment advisers), which provide recordkeeping, reporting and processing services, to accept purchase, redemption and exchange orders from their customers on behalf of the Fund. These financial intermediaries may also designate other intermediaries to accept such orders, if approved by the Fund. Authorized intermediaries are responsible for transmitting orders and delivering funds on a timely basis. The Fund will be deemed to have received an order when the order is accepted by the authorized intermediary on a Business Day, and the order will be priced at the Fund's per share NAV next determined.

Service Organizations. Northern Funds may enter into agreements with Service Organizations such as banks, corporations, broker/dealers and other financial institutions, including Northern Trust, concerning the provision of support and/or distribution services to their customers who own Fund shares. These services may include:

 .    support services such as assisting investors in processing purchase, exchange and redemption requests;

 .    processing dividend and distribution payments from the Fund;

 .    providing information to customers showing their positions in the Fund; and

 .    providing subaccounting with respect to Fund shares beneficially owned by customers or the information necessary for subaccounting.

In addition, Service Organizations may provide assistance, such as the forwarding of sales literature and advertising to their customers, in connection with the distribution of Fund shares.

For their services, Service Organizations may receive fees from a Fund at annual rates of up to 0.25% of the average daily net asset value of the shares covered by their agreements. Because these fees are paid out of the Fund's assets on an on-going basis, they will increase the cost of your investment in the Fund. In addition, Northern Trust may provide compensation to certain dealers and other financial intermediaries who provide services to their customers who invest in Northern Funds or whose customers purchase significant amounts of the Fund's shares. The amount of such compensation may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by Northern Trust as Investment Adviser (after adjustments). This additional compensation will be paid by Northern Trust or its affiliates and will not represent an additional expense to Northern Funds or its shareholders.

Service Organizations may also charge their customers fees for providing administrative services in connection with investments in the Fund. Investors should contact their Service Organizations with respect to these fees and the particular Service Organization's procedures for purchasing and redeeming shares. It is the responsibility of Service Organizations to transmit purchase and redemption orders and record those orders on a timely basis in accordance with their agreements with their customers.

Conflict-of-interest restrictions may apply to the receipt of compensation paid by Northern Funds in connection with the investment of fiduciary funds in Fund shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with Northern Funds.

State securities laws regarding the registration of dealers may differ from Federal law. As a result, Service Organizations investing in the Fund on behalf of their customers may be required to register as dealers.

Agreements that contemplate the provision of distribution services by Service Organizations are governed by a Distribution and Service Plan (the "Plan") that has been adopted by Northern Funds pursuant to Rule 12b-1 under the 1940 Act. Payments to Service Organizations, including Northern Trust, under the Plan are not tied directly to their own out-of-pocket expenses and therefore may be used as they elect (for example, to defray their overhead expenses), and may exceed their direct and indirect costs.

Shareholder Communications. Shareholders of record will be provided each year with a semiannual report showing portfolio investments and other information as of September 30 and, after the close of the Fund's fiscal year on March 31, with an annual report containing audited financial statements. If you have consented to the delivery of a single copy of the shareholder reports, prospectuses or (if and when permitted by law) proxy or information statements to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting The Northern Funds Center by phone at (800) 595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, IL 60675-5986. You may also send an e-mail to northernfunds@execpc.com. The Funds will begin sending individual copies to you within 30 days after receipt of your revocation.

Dividends and Distributions

Dividends and capital gain distributions of the Fund are automatically reinvested in additional shares of the Fund without any sales charge or additional purchase price amount.

You may, however, elect to have dividends or capital gain distributions (or both) paid in cash or reinvested in shares of another Northern Fund at their net asset value per share. If you would like to receive dividends or distributions in cash or have them reinvested in another Northern Fund, you must notify the Transfer Agent in writing. This election will become effective for distributions paid two days after its receipt by the Transfer Agent. Dividends and distributions may only be reinvested in a Northern Fund in which you maintain an account.

The Fund's net investment income is declared and paid as a dividend annually. Net realized capital gains may be distributed from time to time during Northern Funds' fiscal year (but not less frequently than annually).

Tax Considerations

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income, except as discussed below. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include on your return payments of interest or dividends, or (c) have failed to certify to Northern Funds, when required to do so, that you are not subject to backup withholding or are an "exempt recipient," then Northern Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the dividends and distributions payable to you.

There are certain tax requirements that the Fund must follow in order to avoid Federal taxation. In its efforts to adhere to these requirements, the Fund may have to limit its investment activity in some types of instruments.

It is expected that the Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against Federal income tax liability or (2) to take such amount as an itemized deduction.

Consult Your Tax Professional. Your investment in the Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund. More tax information is provided in the Statement of Additional Information. This short summary is not intended as a substitute for careful tax planning.

RISKS, SECURITIES AND TECHNIQUES

ADDITIONAL INFORMATION ON FUND STRATEGIES, RISKS, SECURITIES AND TECHNIQUES

This section takes a closer look at some of the Fund's principal investment strategies and related risks. It also explores the various investment securities and techniques that the investment management team may use. The Fund may invest in other securities and is subject to further restrictions and risks which are described in the Statement of Additional Information. You should note that the Fund's investment objective may be changed by Northern Funds' Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in the Fund having an investment objective different from the objective which the shareholder considered appropriate at the time of investment in the Fund.

ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Concentration in Communications Securities. The Fund's concentration in communications securities presents special risk considerations.

     Investment Strategy. The Fund invests principally in companies that design, develop, manufacture, distribute or sell communications services and equipment that enable or enhance data, voice and video transmissions. Such companies use many different technologies, including but not limited to long distance, local and cellular telephone; broadcasting and cable television; wireless, wireline and fiber optic transmission of voice data and video traffic; and other established and emerging technologies.

     Special Risks. Communications companies may produce or use products or services that prove commercially unsuccessful or become obsolete rapidly. These companies are typically subject to intense competitive pressures and, particularly with respect to more traditional types of communications companies (such as telephone companies), substantial government regulation. Communications companies are often subject to short product cycles, new technical innovations, aggressive pricing, changing consumer preferences, dependency on patent or copyright protection, unfavorable regulatory environments, rate regulation, lack of standardization or compatibility with other technologies and the need for large capital commitments. These factors can affect negatively the financial condition of communications companies, and the Fund's concentration in these companies is expected to be subject to more volatile price movements than a more diversified securities portfolio. In certain instances, the securities of communications companies may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. As a result of these and other reasons, investments in the communications industry can experience sudden and rapid appreciation and depreciation. You should, therefore, expect that the net asset value of the Fund's shares will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500(R) Index.

Derivatives. The Fund may purchase certain "derivative" instruments. A derivative is a financial instrument whose value is derived from - or based upon
- the performance of underlying assets, interest or currency exchange rates or indices. Derivatives include futures contracts, options, equity swaps, structured securities, forward currency contracts and structured debt obligations.

     Investment strategy. The Fund will invest in derivatives only if the potential risks and rewards are consistent with the Fund's objective, strategies and overall risk profile. The Fund may use derivatives for hedging purposes to offset a potential loss in one position by establishing an interest in an opposite position. The Fund may also use derivatives for speculative purposes to invest for potential income or capital gain.

     Special risks. Engaging in derivative transactions involves special risks, including (a) market risk that the Fund's derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that the Fund will be unable to sell its position because of lack of market depth or disruption;
     (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been recently developed and have not been tested over complete market cycles. For these reasons, the Fund may suffer a loss whether or not the analysis of the investment management team is accurate.

Foreign Investments. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

     Investment strategy. The Fund may invest a substantial portion of its total assets in foreign securities including ADRs, EDRs and GDRs. The Fund may also invest in foreign time deposits and other short-term instruments.

     The Fund may invest more than 25% of its total assets in the securities of issuers located in countries with securities markets that are highly developed, liquid and subject to extensive regulation. Such countries may include, but are not limited to Japan, the United Kingdom, France, Germany and Switzerland.

     Special risks. Foreign securities involve special risks and costs. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt. The performance of investments in securities denominated in a foreign currency will also depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security.

     Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

     Additional risks are involved when investing in countries with emerging economies or securities markets. These countries are located in the Asia/Pacific region, Eastern Europe, Central and South America and Africa. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

     While the Fund's investments may be denominated in foreign currencies, the portfolio securities and other assets held by the Fund are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions.

     The introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries in the European Union ("EU"), such as the United Kingdom and Denmark, into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions, and could adversely affect the value of securities held by the Fund. Because of the number of countries using this single currency, a significant portion of the assets of the Fund may be denominated in the euro.

Investment Grade Securities. A security is considered investment grade if, at the time of purchase, it is rated:

     .    BBB or higher by Standard and Poor's Ratings Services ("S&P");

     .    Baa or higher by Moody's Investors Service, Inc. ("Moody's");

     .    BBB or higher by Duff & Phelps Credit Rating Co. ("Duff"); or

     .    BBB or higher by Fitch IBCA Inc. ("Fitch").

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

     Investment strategy. Except as stated in the next section, fixed income securities purchased by the Fund will generally be rated investment grade. The Fund may also invest in unrated securities if the Investment Adviser believes they are comparable in quality.

     Special risks. Although securities rated BBB by S&P, Duff or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Investment Adviser will consider such an event in determining whether the Fund should continue to hold the security.

Non-Investment Grade Securities. Non-investment grade fixed income and convertible securities are generally rated BB or below by S&P, Duff or Fitch, or Ba by Moody's.

     Investment Strategy. The Fund may invest up to 35% of its total assets in non-investment grade securities, including convertible securities, when the investment management team determines that such securities are desirable in light of the Fund's investment objective and portfolio mix.

     Special risks. Non-investment grade securities (sometimes referred to as "junk bonds") are considered predominately speculative by traditional investment standards. The market value of these low-rated securities tends to be more sensitive to individual corporate developments and changes in interest rates and economic conditions than higher-rated securities. In addition, they generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged, so their ability to repay their debt during an economic downturn or periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is also greater because low-rated securities generally are unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by the Fund in defaulted securities poses additional risk of loss should non-payment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation will be uncertain. The Fund may also incur additional expenses in seeking recovery on defaulted securities.

     The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for these securities is generally lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and the Fund's ability to dispose of particular portfolio investments. A less developed secondary market may also make it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

     Investments in lower quality securities, whether rated or unrated, will be more dependent on Northern Trust's credit analysis than would be the case with investments in higher quality securities.

Small Cap Investments. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies include "unseasoned" issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Temporary Investments. Short-term obligations refer to U.S. government securities, high-quality money market instruments (including commercial paper and obligations of foreign and domestic banks such as certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits) and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to the Fund.

     Investment strategy. The Fund may invest all or any portion of its assets in short-term obligations pending investment, to meet anticipated redemption requests or as a temporary defensive measure in response to adverse market or economic conditions.

     Special risks. The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

Portfolio Turnover. The investment management team will not consider the Fund turnover rate a limiting factor in making investment decisions for the Fund. A high portfolio turnover rate (100% or more) is likely to involve higher brokerage commissions and other transactions costs, which could reduce the Fund's return. It may also result in higher short-term capital gains that are taxable to shareholders. Northern Funds expects that the annual portfolio turnover rate of the Fund will generally not exceed 300%.

ADDITIONAL DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

Asset-Backed Securities. Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgages or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

     Investment strategy. Subject to its investment objective and policies, the Fund may purchase various types of asset-backed securities. The Fund will invest in asset-backed securities rated investment grade (rated BBB or better by S&P, Duff or Fitch, or Baa or better by Moody's) at the time of purchase. The Fund may also invest in unrated mortgage-backed securities which the Investment Adviser believes are of comparable quality.

     Special risks. In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support or the counterparty. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

Borrowings and Reverse Repurchase Agreements. The Fund can borrow money and enter into reverse repurchase agreements with banks and other persons. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

     Investment strategy. The Fund may utilize reverse repurchase agreements when the investment management team expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense. The Fund's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets (including the amount borrowed). In addition, the Fund may borrow up to an additional 5% of its total assets for temporary purposes. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.

     Special risks. Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the net asset value of the Fund's outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Convertible Securities. A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. They offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

     Investment strategy. The Fund may acquire convertible securities. These securities are subject to the same rating requirements as fixed income securities held by the Fund.

Currency Swaps. Currency swaps are contracts that obligate the Fund and another party to exchange their rights to pay or receive specified amounts of currency.

     Investment strategy. The Fund may enter into currency swaps to protect against currency fluctuations.

     Special risks. Currency swaps usually involve the delivery of the entire principal value of one currency in exchange for the other currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party will default on its delivery obligations. Like other derivative securities, swaps can be highly volatile. As a result, they may not always be successful hedges and they could lower the Fund's total return.

Custodial Receipts for Treasury Securities. Custodial receipts are participations in trusts that hold U.S. Treasury securities and are sold under names such as TIGRs and CATS. Like other stripped obligations, they entitle the holder to future interest or principal payments on the U.S. Treasury securities.

     Investment strategy. To the extent consistent with its investment objective and policies, the Fund may invest a portion of its total assets in custodial receipts.

     Special risks. Like other stripped obligations, custodial receipts may be subject to greater price volatility than ordinary debt obligations because of the way in which their principal and interest are returned to investors.

Equity Swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return.

     Investment strategy. The Fund may invest in equity swaps. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps may also be used for other purposes, such as hedging or seeking to increase total return.

     Special risks. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the investment management team does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

     Investment strategy. The Fund may enter into forward currency exchange contracts for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. The Fund may also enter into these contracts for speculative purposes (i.e., to increase total return) or for cross-hedging purposes. Foreign currency exchange contracts will be used at the discretion of the investment management team, and the Fund is not required to hedge its foreign currency positions.

     Special risks. Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations. When used for speculative purposes, forward currency exchange contracts may result in additional losses that would not otherwise be incurred.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. For example, a futures contract may obligate the Fund, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

     Investment strategy.   To the extent consistent with its investment
     objective and policies, the Fund may invest in futures contracts and options on futures contacts on domestic or foreign exchanges or boards of trade. They may be used for hedging purposes, to increase total return or to maintain liquidity to meet potential shareholder redemptions, invest cash balances or dividends or minimize trading costs.

     The value of the Fund's futures contracts may equal up to 100% of its total assets. However, the Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of its total assets.

     Special risks. Futures contracts and options present the following risks: imperfect correlation between the change in market value of the Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which are potentially unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Foreign exchanges or boards of trade generally do not offer the same protections as U.S. exchanges.

Illiquid or Restricted Securities. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

     Investment strategy. The Fund may invest up to 15% of its net assets in securities that are illiquid. If otherwise consistent with its investment objective and policies, the Fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by Northern Funds' Board of Trustees, that an adequate trading market exists.

     Special risks. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The practice of investing in Rule 144A Securities could increase the level of the Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Investment Companies. To the extent consistent with its investment objective and policies, the Fund may invest in securities issued by other investment companies, including money market funds, index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), S&P's Depository Receipts ("SPDRs") and similar securities of other issuers.

     Investment strategy. Investments by the Fund in other investment companies will be subject to the limitations of the 1940 Act.

     Special risks. As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Options.   An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

     Investment strategy. To the extent consistent with its investment objective, the Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging or cross-hedging purposes or to earn additional income. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies. The Fund will not purchase put and call options in an amount that exceeds 5% of its net assets at the time of purchase. The total value of the Fund's assets subject to options written by the Fund will not be greater than 25% of its net assets at the time the option is written. The Fund may "cover" a call option by owning the security underlying the option or through other means. Put options written by the Fund are "secured" if the Fund maintains liquid assets in a segregated account in an amount at least equal to the exercise price of the option up until the expiration date.

     Special risks. Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary Fund securities transactions. The value of options can be highly volatile, and their use can result in loss if the investment management team is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the investment management team to predict future price fluctuations and the degree of correlation between the options and securities markets.

     The Fund will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the Investment Adviser. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

Repurchase Agreements. Repurchase agreements involve the purchase of securities by the Fund subject to the seller's agreement to repurchase them at a mutually agreed upon date and price.

     Investment strategy. The Fund may enter into repurchase agreements with financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Investment Adviser. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement will never occur more than one year after the Fund acquires the securities.

     Special risks. In the event of a default, the Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, the Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is unenforceable.

Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.

     Investment strategy. Securities lending may represent no more than one-third the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

     Special risks. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Fund could experience delays in recovering its securities and may incur a capital loss. In addition, the Fund may incur a loss in reinvesting the cash collateral it receives.

Stripped Obligations. These securities are issued by the U.S. government (or agency or instrumentality), foreign governments, banks and other issuers. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include stripped mortgage-backed securities, which are derivative multi-class mortgage securities.

     Investment strategy. To the extent consistent with its investment objective and policies, the Fund may purchase stripped securities.

     Special risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in prepayments could depress the price of certain stripped securities and adversely affect the Fund's total return.

Structured Securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.

     Investment strategy. The Fund may invest in structured securities to the extent consistent with its investment objective and policies.

     Special risks. The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, the Fund could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

United States Government Obligations. These include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. These also include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. Securities guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or an agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed.

     Investment strategy. To the extent consistent with its investment objective and policies, the Fund may invest in a variety of U.S. Treasury obligations and also may invest in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities.

     Special risks. Not all U.S. government obligations carry the same credit support. Some, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the United States Treasury; and others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations. Still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include long-term variable and floating rate bonds (sometimes referred to as "Put Bonds") where the Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date and leveraged inverse floating rate instruments ("inverse floaters"). An inverse floater is leveraged to the extent that its interest rate varies by an amount that exceeds the amount of the variation in the index rate of interest.

     Investment strategy. The Fund may invest in rated and unrated variable and floating rate instruments to the extent consistent with its investment objective. Unrated instruments may be purchased by the Fund if they are determined by the Investment Adviser to be of comparable quality to rated instruments eligible for purchase by the Fund.

     Special risks. The market values of inverse floaters are subject to greater volatility than other variable and floating rate instruments due to their higher degree of leverage. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

Warrants. A warrant represents the right to purchase a security at a predetermined price for a specified period of time.

     Investment strategy. The Fund may invest up to 5% of its net assets at the time of purchase in warrants and similar rights. The Fund may also purchase bonds that are issued in tandem with warrants.

     Special risks. Warrants are derivative instruments that present risks similar to options.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

     Investment strategy. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Fund would generally purchase securities in these transactions with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if the investment management team deems it appropriate to do so.

     Special risks. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they are actually issued or delivered.
     Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Zero Coupon, Pay-In-Kind and Capital Appreciation Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. Interest payments on pay-in-kind securities are payable by the delivery of additional securities. The amount of the discount rate varies depending on factors such as the time remaining until maturity, prevailing interest rates, a security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments.

     Investment strategy. The Fund may invest in zero coupon, pay-in-kind and capital appreciation bonds to the extent consistent with its investment objective and policies.

     Special risks. The market prices of zero coupon, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon, pay-in-kind and capital appreciation bonds may require the Fund to sell some of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

Northern Trust is sometimes referred to as "The Northern Trust Bank" in advertisements and other sales literature.

For More Information

ANNUAL/SEMIANNUAL REPORT

Additional information about the Fund's investments will be available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Additional information about the Fund and its policies is also available in the Fund's Statement of Additional Information ("SAI"). The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Fund's annual and semiannual reports will be, and the SAI is, available free upon request by calling The Northern Funds Center at (800) 595-9111.

To obtain other information and for shareholder inquiries:
By telephone - Call (800) 595-9111
By mail -  Northern Funds
           P.O. Box  75986
           Chicago, IL  60675-5986
On the Internet  -
           .   On Northern Funds' website at http://www.northernfunds.com.
           .   Text-only versions of the Fund's documents are available on the
               SEC's website at http://www.sec.gov.

You may review and obtain copies of Northern Funds' documents by visiting the SEC's Public Reference Room in Washington, D.C. You may also obtain copies of Northern Funds' documents, after paying a duplicating fee, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

                                     [LOGO]

811-8236

                             Subject to Completion
   Preliminary Statement of Additional Information, Dated February 29, 2000

Information contained herein pertaining to the Northern Funds Global Communications Fund is subject to completion or amendment. A post-effective amendment to the Northern Funds registration statement relating to shares of the Global Communications Funds has been filed with the Securities and Exchange Commission. Shares of the Global Communications Fund may not be sold nor may offers to buy shares of such Fund be accepted prior to the time the post-effective amendment to the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there by any sale of shares of the Global Communications Fund in any State in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of any such State.

                                                                 33-73404
                                                                 811-8236

                                    PART B


                      STATEMENT OF ADDITIONAL INFORMATION

                          GLOBAL COMMUNICATIONS FUND

                                NORTHERN FUNDS
                                 (the "Trust")


     This Statement of Additional Information dated May ___, 2000 (the "Additional Statement") is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus dated May ___, 2000, as amended or supplemented from time to time, for the Global Communications Fund (the "Fund") of Northern Funds (the "Prospectus"). Copies of the Prospectus may be obtained without charge from the Transfer Agent by writing to the Northern Funds Center, P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling (800) 595-9111.
Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

                                  __________

       No person has been authorized to give any information or to make any representations not contained in this Additional Statement or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by Northern Funds or its distributor. The Prospectus does not constitute an offering by Northern Funds or by the distributor in any jurisdiction in which such offering may not lawfully be made.

     An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. An investment in the Fund involves investment risks, including possible loss of principal.

                                     INDEX

                                                                            Page
                                                                            ----
ADDITIONAL INVESTMENT INFORMATION.........................................     4
     Investment Objective and Policies....................................     4
     Investment Restrictions..............................................    23

ADDITIONAL TRUST INFORMATION..............................................    25
     Classification and History...........................................    25
     Trustees and Officers................................................    26
     Investment Adviser, Transfer Agent and Custodian.....................    34
     Co-Administrators and Distributor....................................    38
     Service Organizations................................................    40
     Counsel and Auditors.................................................    41
     In-Kind Purchases and Redemptions....................................    41
     Automatic Investing Plan.............................................    41
     Directed Reinvestments...............................................    42
     Redemptions and Exchanges............................................    42
     Retirement Plans.....................................................    42
     Expenses.............................................................    42

PERFORMANCE INFORMATION...................................................    43
     Global Communications Fund...........................................    43
     General Information..................................................    44

NET ASSET VALUE...........................................................    47

TAXES.....................................................................    47
     Federal - General Information........................................    47
     Taxation of Certain Financial Instruments............................    49

DESCRIPTION OF SHARES.....................................................    49

OTHER INFORMATION.........................................................    53

APPENDIX A................................................................   A-1
APPENDIX B................................................................   B-1

                       ADDITIONAL INVESTMENT INFORMATION


Investment Objective and Policies

     The following supplements the investment objective, strategies and risks of the Fund as set forth in the Prospectus. Except as expressly noted below, the Fund's investment objective and policies may be changed without shareholder approval. In addition to the instruments discussed below and in the Prospectus, the Fund may purchase other types of financial instruments, however designated, whose investment and credit quality characteristics are determined by the Investment Adviser to be substantially similar to those of any other investment otherwise permitted by the Fund's investment policies.

     Global Communications Fund seeks to provide long-term capital appreciation
     --------------------------
by investing primarily in the securities of domestic and foreign companies that are engaged in the communications industry.

     Commercial Paper, Bankers' Acceptances, Certificates of Deposit, Time Deposits and Bank Notes. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

     The Fund may invest a portion of its net assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     Zero Coupon, Pay-in-Kind and Capital Appreciation Bonds. To the extent consistent with its investment objective, the Fund may invest in zero coupon bonds, capital appreciation bonds and pay-in-kind ("PIK") securities. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

     PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

     Zero coupon bonds, capital appreciation bonds and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, the Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, the Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund.

     Repurchase Agreements. The Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Repurchase agreements are considered to be loans under the Investment Company Act of 1940 (the "1940 Act"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by Northern Funds' custodian or subcustodian (if any), or in the Federal

Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

     Reverse Repurchase Agreements. The Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). The Fund may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Variable and Floating Rate Instruments. With respect to the variable and floating rate instruments that may be acquired by the Fund as described in the Prospectus, the Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. In determining weighted average portfolio maturity, an instrument may, subject to applicable Securities and Exchange Commission ("SEC") regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality for the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     Variable and floating rate instruments eligible for purchase by the Fund include variable amount master demand notes, which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate, and leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage interest in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Fund may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Investment Adviser to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Fund.

     Variable and floating rate instruments including inverse floaters held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

     Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions. The Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

     The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or negotiate a commitment after entering into it. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

     When the Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund will segregate liquid assets having a value (determined daily) at least equal to the amount of the Fund's purchase commitments until three days prior to the settlement date, or will otherwise cover its position. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. For purposes of determining the Fund's average dollar-weighted maturity, the maturity of when-issued, delayed-delivery or forward commitment securities will be calculated from the commitment date.

     United States Government Obligations. Examples of the types of U.S. Government obligations that may be acquired by the Fund include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks and Maritime Administration.

     Supranational Bank Obligations. The Fund may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the International Bank for Reconstruction and Development). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

     Stripped Obligations. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Fund may purchase securities registered in the STRIPS program. Under the STRIPS program, the Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     In addition, the Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. Northern Funds is unaware of any binding legislative, judicial or administrative authority on this issue.

     The Prospectus discusses other types of stripped securities that may be purchased by the Fund, including stripped mortgage-backed securities ("SMBS"). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share.

     Asset-Backed Securities. To the extent described in the Prospectus, the Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made periodically, thus in effect "passing through" such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

     If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the Fund's average weighted maturity, the maturity of asset-backed securities will be based on estimates of average life.

     Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

     Asset-backed securities acquired by the Fund may include collateralized mortgage obligations ("CMOs") issued by private companies. CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The Fund will not purchase "residual" CMO interests, which normally exhibit greater price volatility.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

     Warrants. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     Foreign Investments. The Fund may invest a substantial portion of its assets in the securities of foreign issuers, including eurodollar convertible securities, which are fixed income securities that are issued in U.S. dollars outside the United States and are convertible into or exchangeable for equity securities of the same or a different issuer.

     Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of the Fund. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

     There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

     The Fund may invest in foreign debt, including the securities of foreign governments. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens.

     To the extent consistent with its investment objective and policies, the Fund may also invest in obligations of the International Bank for Reconstruction and Development (also known as the World Bank) which are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

     The end of the Cold War, the reunification of Germany, the accession of new Western European members to the European Economic and Monetary Union and the aspirations of Eastern European states to join and other political and social events in Europe have caused considerable economic, social and political dislocation. In addition, events in the Japanese economy, as well as social and political developments there have affected Japanese securities and currency markets, and have disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar. Future political, economic and social developments in Japan and in the Asia/Pacific regional context can be expected to produce continuing effects on securities and currency markets.

     In addition, the Fund may invest its assets in countries with emerging economies or securities markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. In general, the securities markets of these countries are less liquid, subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve the Fund's delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

     Although the Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, the Fund's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. The Fund is also subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency.

     Investors should understand that the expense ratios of the Fund can be expected to be higher than those of Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

     Dividends and interest payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders. See "Taxes."

     American Depository Receipts. The Fund can invest in ADRs. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. Some institutions issuing ADRs may not be sponsored by the issuer.

     A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer.

     European Depository Receipts. The Fund can also invest in EDRs and GDRs. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and are usually denominated in foreign currencies. EDRs and GDRs may not be denominated in the same currency as the securities they represent. Generally, EDRs and GDRs are designed for use in the foreign securities markets.

     Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather may allow the Fund to establish a rate of exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     In addition, when the Investment Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the securities held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. The Fund's net long and short foreign currency exposure will not exceed its total asset value. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. While forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

     In addition, Northern Trust may purchase or sell forward currency exchange contracts for the Fund to seek to increase total return when Northern Trust anticipates that the foreign currency will appreciate or depreciate in value. The Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if Northern Trust believes that there is a pattern of correlation between the two currencies.

       Liquid assets equal to the amount of the Fund's assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise "covered." The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund's price to sell the currency or (ii) greater than the Fund's price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund's price to buy the currency or (ii) lower than the Fund's price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

     Options. The Fund may buy put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic securities indices, financial instruments, foreign currencies or the yield differential between two securities ("yield curve options"), and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price prior to the expiration date of the option, regardless of the market price of the security. Options on indices and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indices, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities.

     Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

     The Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if the Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian securities comprising the index or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same instrument or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or
(ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference. The Fund will write put options only if they are "secured" by segregated liquid assets in an amount not less than the exercise price of the option at all times during the option period.

     With respect to yield curve options, a call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account liquid assets sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option is generally limited to the difference between the amount of the Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these securities have not yet developed.

     The Fund's obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

     When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Futures Contracts and Related Options. The Fund may purchase and sell futures contracts and may purchase and sell call and put options on futures contracts for hedging purposes, for speculative purposes (to seek to increase total retur n), or for liquidity management purposes. When used as a hedge, the Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline or currency exchange fluctuations. The Fund may do so either to hedge the value of its portfolio of securities as whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. For a detailed description of futures contracts and related options, see Appendix B to this Additional Statement.

     Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided them by the National Futures Association or any domestic futures exchange. In particular, the Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. For a detailed description of futures contracts and related options, see Appendix B to this Additional Statement.

     In connection with the Fund's position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

     Northern Funds intends to comply with the regulations of the Commodity Futures Trading Commission exempting the Fund from registration as a "commodity pool operator."

     Securities Lending. Collateral for loans of portfolio securities made by the Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. Government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When the Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

     Currency Swaps. The Fund may enter into currency swaps, which involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.

     Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Inasmuch as these transactions are entered into for good faith hedging purposes, the Fund and the Investment Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

     The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each currency swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to such accrued excess, will be segregated by the Fund.

     The Fund will not enter into a currency swap unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by Standard and Poor's Ratings Services ("S&P"), Duff & Phelps Credit Rating Co. ("Duff") or Fitch IBCA Inc. ("Fitch"), or A or P-1 or better by Moody's Investors Services, Inc. ("Moody's"). If there is a default by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

     Equity Swaps. The Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

     The Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Fund's potential exposure, the Fund and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

     The Fund will not enter into any equity swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A or A-1 or better by S&P's, Duff or Fitch, or A or P-1 or better by Moody's. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

     Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordin ary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     In selecting convertible securities, the Investment Adviser will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

     The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

     Capital appreciation for the Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by the Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

     In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. The Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on the Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

     Risks Related to Small Company Securities. While the Investment Adviser believes that smaller companies can provide greater growth potential than larger, more mature firms, investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks, in which the Fund may invest, and stocks of recently organized companies, in which the Fund may also invest, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

     The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. You should, therefore, expect that the net asset value of the Fund's shares will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

     The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when a Fund purchases thinly traded stock) and the effect of the "bid-ask" spread in small company stocks. These costs will be borne by all shareholders and may negatively impact investment performance.

     Risks Related to Medium and Lower Quality Securities. Investments in medium and lower quality securities present special risk considerations. Medium quality securities, although considered investment grade, are also considered to have speculative characteristics. Lower quality securities are considered predominately speculative by traditional investment standards. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standard. While any investment carries some risk, certain risks associated with lower quality securities are different from those for investment-grade securities. The risk of loss through default is greater because lower quality securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of the Fund's net asset value per share.

     There remains some uncertainty about the performance level of the market for lower quality securities under adverse market and economic environments. An economic downturn or increase in interest rates could have a negative impact on both the markets for lower quality securities (resulting in a greater number of bond defaults) and the value of lower quality securities held in a portfolio of investments.

     The economy and interest rates can affect lower quality securities differently than other securities. For example, the prices of lower quality securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher quality investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

     The market value of lower quality securities tends to reflect individual corporate developments to a greater extent than that of higher quality securities which react primarily to fluctuations in the general level of interest rates. Lower quality securities are often issued in connection with a corporate reorganization or restructuring or as a part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged, may not have available to them more traditional methods of financing and are generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse economic developments or business conditions.

     A holder's risk of loss from default is significantly greater for lower quality securities than is the case for holders of other debt securities because such securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by the Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation will be uncertain. The Fund may also incur additional expenses in seeking recovering on defaulted securities. If an issuer of a security defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower quality securities as well as the Fund's net asset value. In general, both the prices and yields of lower quality securities will fluctuate.

     The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for high yield fixed income securities is generally lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and the Fund's ability to dispose of particular portfolio investments. A less developed secondary market may also make it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower quality convertible securities held by the Fund, especially in a thinly traded market. Illiquid or restricted securities held by the Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

     The credit ratings assigned by a rating agency evaluate the safety of a rated security's principal and interest payments, but do not address market value risk and, therefore, may not fully reflect the true risks of an investment. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Investment Adviser performs its own analysis of the issuers whose lower quality securities the Fund holds. Because of this, the Fund's performance may depend more on its Investment Adviser's credit analysis than is the case of mutual funds investing in higher quality securities.

     Investment Companies. With respect to the investments of the Fund in the securities of other investment companies, such investments will be limited so that, as determined after a purchase is made, either (a) not more than 3% of the total outstanding stock of such investment company will be owned by the Fund, Northern Funds as a whole and their affiliated persons (as defined in the 1940
Act) or (b) (i) not more than 5% of the value of the total assets of the Fund will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

     Certain investment companies whose securities are purchased by the Fund may not be obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid. Notwithstanding the foregoing, the Fund may adhere to more restrictive limitations with respect to its investments in securities issued by other investment companies if required by the SEC or deemed to be in the best interests of Northern Funds. If required by the 1940 Act, the Fund expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

     Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Fund invests, are dependent on a variety of factors, including general economic conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P's, Moody's, Duff, Fitch and Thomson BankWatch, Inc. represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this Additional Statement.

     Subject to the limitations stated in the Prospectus, if a security held by the Fund undergoes a rating revision, the Fund may continue to hold the security if the Investment Adviser determines such retention is warranted.

     Calculation of Portfolio Turnover Rate. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by, changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. The Fund had not commenced operations during the fiscal year ended March 31, 2000. The Fund is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

     Miscellaneous. Securities may be purchased on margin only to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities. The Fund will not engage in selling securities short. The Fund may, however, make short sales against the box although the Fund has no current intention to do so in the coming year. "Selling short against the box" involves selling a security that the Fund owns for delivery at a specified date in the future.

Investment Restrictions

     The Fund is subject to the fundamental investment restrictions enumerated below which may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

               (1) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Fund to the extent permitted by law.

               (2) Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

               (3) Invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

               (4)  Invest in companies for the purpose of exercising control.

               (5) Act as underwriter of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

               (6) Purchase, except during temporary defensive periods, the securities of any issuer, if, as a result of such purchase, less than 25% of the assets of the Fund would be invested in the securities of issuers that are in the communications industry.

               (7) Borrow money, except that to the extent permitted by applicable law (a) the Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33-1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may purchase securities on margin. If due to market fluctuations or other reasons the Fund's borrowings exceed the limitations stated above, Northern Funds will promptly reduce the borrowings of the Fund in accordance with the 1940 Act. In addition, as a matter of fundamental policy, the Fund will not issue senior securities to the extent such issuance would violate applicable law.

               (8) Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified company under the 1940 Act.

               (9) Notwithstanding any of the Fund's other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), the Fund may purchase securities of other investment companies to the full extent permitted under Section 12 of the 1940 Act (or any successor provision thereto) or under any regulation or order of the Securities and Exchange Commission; and the Fund may invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, policies and fundamental restrictions as the Fund.

                                  *  *  *  *

     For the purpose of Investment Restriction (6), in determining industry classification, Northern Funds intends to use the industry classification titles in the Bloomberg Industry Group Classification.

     A security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

     Each Investment Restriction which involves a maximum percentage (other than the restriction set forth above in Investment Restriction (7)) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of the Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits described in Investment Restriction (7), the Fund involved will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

                         ADDITIONAL TRUST INFORMATION

Classification and History

     Northern Funds is an open-end, management investment company. The Fund is classified as diversified under the 1940 Act and is a series of the Trust which was formed as a Massachusetts business trust on October 12, 1993 under an Agreement and Declaration of Trust. The Board of Trustees has called a meeting of shareholders to be held on March 21, 2000 for the purpose, among other things, of voting on an Agreement and Plan of Reorganization pursuant to which the Trust will be reorganized as a Delaware business trust. See "Description of Shares."

Trustees and Officers

  Information pertaining to the Trustees and officers of Northern Funds is set forth below.

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Name                                                    Position(s)          Principal Occupation(s)
and Address                            Age              with Trust             During Past 5 Years
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Richard G. Cline                       65               Trustee              Chairman, Hawthorne
4200 Commerce Court,                                                         Investors, Inc. (a
Suite 300                                                                    management advisory
Lisle, IL 60532                                                              services and private
                                                                             investment company) since
                                                                             January 1996; Chairman,
                                                                             Hussman International,
                                                                             Inc. (a refrigeration
                                                                             company) since 1998;
                                                                             Chairman and Chief
                                                                             Executive Officer of NICOR
                                                                             Inc. (a diversified public
                                                                             utility holding company)
                                                                             from 1986 to 1995, and
                                                                             President, 1992-1993;
                                                                             Chairman, Federal Reserve
                                                                             Bank of Chicago from 1992
                                                                             to 1995, and Deputy
                                                                             Chairman from 1995 to
                                                                             1996. Director: Whitman
                                                                             Corporation (a diversified
                                                                             holding company); Kmart
                                                                             Corporation (a retailing
                                                                             company); Ryerson Tull,
                                                                             Inc. (a metals
                                                                             distribution company);
                                                                             University of Illinois
                                                                             Foundation.  Trustee:
                                                                             Northern Institutional
                                                                             Funds
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Edward J. Condon, Jr.                  60               Trustee              Chairman of The Paradigm
Sears Tower, Suite 9650                                                      Group, Ltd. (a financial
233 S. Wacker Drive                                                          advisor) since July 1993;
Chicago, IL 60606                                                            Vice President and
                                                                             Treasurer of Sears,
                                                                             Roebuck and Co. (a retail
                                                                             corporation) from February
                                                                             l989 to July 1993; Member
                                                                             of Advisory Board of
                                                                             Real-

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                                                                             Time USA, Inc. (a
                                                                             software development
                                                                             company); Member of the
                                                                             Board of Managers of The
                                                                             Liberty Hampshire Company,
                                                                             LLC (a receivables funding
                                                                             company); Vice Chairman
                                                                             and Director of Energenics
                                                                             L.L.C. (a waste to energy
                                                                             recycling company).
                                                                             Director: University
                                                                             Eldercare Inc. (an
                                                                             Alzheimer's disease
                                                                             research and treatment
                                                                             company); Financial
                                                                             Pacific Company (a small
                                                                             business leasing company).
                                                                             Trustee: Dominican
                                                                             University.  Trustee:
                                                                             Northern Institutional
                                                                             Funds.
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Wesley M. Dixon                        72       Trustee                      Director of Kinship
400 Skokie Blvd.                                                             Corporation a financial
Suite 675                                                                    services company) 1985 to
Northbrook, IL  60062                                                        1996; Vice Chairman and
                                                                             Director of G.D. Searle &
                                                                             Co. (manufacture and sale
                                                                             of food products and
                                                                             pharmaceuticals) from 1977
                                                                             to 1985 and President of
                                                                             G.D. Searle & Co. prior
                                                                             thereto.  Trustee:
                                                                             Northern Institutional
                                                                             Funds
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Mr. William J. Dolan, Jr.              67       Trustee                      Partner of Arthur Andersen
1534 Basswood Circle                                                         & Co. S.C. (accounting
Glenview, Illinois  60025                                                    firm) from 1966 to 1989.
                                                                             Financial Consultant,
                                                                             Ernst & Young from 1992 to
                                                                             1993 and 1997.  Trustee:
                                                                             Northern Institutional
                                                                             Funds
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John W. English                        67       Trustee                      Private Investor; Vice
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50-H New England Ave.                                                        President and Chief
P.O. Box 640                                                                 Investment Officer of The
Summit, NJ 07902-0640                                                        Ford Foundation (a
                                                                             charitable trust) from
                                                                             1981 to 1993. Trustee: The
                                                                             China Fund, Inc.; Select
                                                                             Sector SPDR Trust; WM
                                                                             Funds; American Red Cross
                                                                             in Greater New York; Mote
                                                                             Marine Laboratory; and
                                                                             United Board for Christian
                                                                             Higher Education in Asia.
                                                                             Director: University of
                                                                             Iowa Foundation;
                                                                             Blanton-Peale Institutes
                                                                             of Religion and Health;
                                                                             Community Foundation of
                                                                             Sarasota County. Former
                                                                             Director: Duke Management
                                                                             Company (manager of the
                                                                             Duke University endowment
                                                                             fund); John Ringling
                                                                             Centre Foundation (a
                                                                             non-profit historical
                                                                             preservation
                                                                             organization).  Trustee:
                                                                             Northern Institutional
                                                                             Funds.
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Raymond E. George, Jr.                 69 *     Trustee                      Senior Vice President and
703 Prospect Avenue                                                          Senior Fiduciary Officer
Winnetka, Illinois  60093                                                    of The Northern Trust
                                                                             Company until his
                                                                             retirement in October
                                                                             1993.  Trustee: Northern
                                                                             Institutional Funds
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Sandra Polk Guthman                    56       Trustee                      President and Chief
420 N. Wabash Avenue                                                         Executive Officer of Polk
Suite 204                                                                    Bros. Foundation (an
Chicago, IL 60611                                                            Illinois not-for-profit
                                                                             corporation) from 1993 to
                                                                             present; Director of
                                                                             Business Transformation
                                                                             1992-1993, and
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                                                                             Midwestern
                                                                             Director of Marketing
                                                                             1988-1992, IBM
                                                                             Corporation. Director:
                                                                             MBIA Insurance Corporation
                                                                             of Illinois (a municipal
                                                                             bond insurance company).
                                                                             Trustee: Northern
                                                                             Institutional Funds.
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Michael E. Murphy                      63 *     Trustee                      President of Sara Lee
Suite 2222                                                                   Foundation since November
20 South Clark Street                                                        1997;  Vice Chairman and
Chicago, Illinois  60603                                                     Chief Administrative
                                                                             Officer of Sara Lee
                                                                             Corporation (consumer
                                                                             products) from November
                                                                             1994 to October 1997;
                                                                             Vice Chairman and Chief
                                                                             Financial and
                                                                             Administrative Officer of
                                                                             Sara Lee Corporation from
                                                                             July 1993 to November
                                                                             1994.  Director:  Payless
                                                                             Shoe Source, Inc. (a
                                                                             retail shoe store
                                                                             business); True North
                                                                             Communications, Inc. (a
                                                                             global advertising and
                                                                             communications holding
                                                                             company); American General
                                                                             Corporation (a diversified
                                                                             financial services
                                                                             company); GATX Corporation
                                                                             (a railroad holding
                                                                             company); Bassett
                                                                             Furniture Industries, Inc.
                                                                             Trustee:  Northern
                                                                             Institutional Funds
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Mary Jacobs Skinner, Esquire           42*      Trustee                      Partner in the law firm of
One First National Plaza                                                     Sidley & Austin.  Trustee:
Chicago, Illinois  06063                                                     Northern Institutional
                                                                             Funds
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William H. Springer                    71       Trustee                      Vice Chairman of


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701 Morningside Drive                                                        Ameritech (a
Lake Forest, IL 60045                                                        telecommunications
                                                                             holding company) from
                                                                             February 1987 until his
                                                                             retirement in August 1992;
                                                                             Vice chairman, Chief
                                                                             Financial and
                                                                             Administrative officer of
                                                                             Ameritech prior to 1987.
                                                                             Director: Walgreen Co. (a
                                                                             retail drug store
                                                                             business); Baker, Fentress
                                                                             & Co. (a closed-end,
                                                                             non-diversified management
                                                                             investment company).
                                                                             Trustee: Goldman Sachs
                                                                             Trust; Goldman Sachs
                                                                             Variable Insurance Trust.
                                                                             Trustee: Northern
                                                                             Institutional Funds
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Richard P. Strubel                     61       Trustee                      President and Chief
500 Lake Cook Road                                                           Operating Officer
Deerfield, IL  60015                                                         UNext.com since 1999 (a
                                                                             provider of educational
                                                                             services via the
                                                                             Internet); Managing
                                                                             Director of Tandem
                                                                             Partners, Inc. (a
                                                                             privately held management
                                                                             services firm) from 1990
                                                                             to 1999; President and
                                                                             Chief Executive Officer of
                                                                             Microdot, Inc. (a
                                                                             privately held
                                                                             manufacturing firm) from
                                                                             1984 to 1994. Director:
                                                                             Gildan Activewear, Inc.
                                                                             (an athletic clothing
                                                                             marketing and
                                                                             manufacturing company);
                                                                             Children's Memorial
                                                                             Medical Center. Trustee:
                                                                             University of Chicago;
                                                                             Goldman Sachs Trust;
                                                                             Goldman Sachs Variable
                                                                             Insurance Trust.  Trustee:
                                                                             Northern
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                                                                             Institutional Funds.
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Stephen B. Timbers                         55*  Chairman                     President of Northern
50 South LaSalle Street, B-3                    and Trustee                  Funds Global Investments,
Chicago, IL  60675                                                           a unit of Northern Trust
                                                                             Corporation,  and
                                                                             Executive Vice President,
                                                                             The Northern Trust Company
                                                                             since 1998; President,
                                                                             Chief Executive Officer
                                                                             and Director of Zurich
                                                                             Kemper Investments from
                                                                             1996 to 1998; President,
                                                                             Chief Operating Officer
                                                                             and Director of Kemper
                                                                             Corporation from 1992 to
                                                                             1996; President and
                                                                             Director of Kemper Funds
                                                                             from 1990 to 1998.
                                                                             Director: LTV Corporation
                                                                             (a steel producer);
                                                                             Northern Quantitative
                                                                             Advisors, Inc.  Trustee:
                                                                             Northern Institutional
                                                                             Funds.
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Jylanne M. Dunne                       39       President                    Senior Vice President for
4400 Computer Drive                                                          Distribution Services at
Westborough, MA 01581                                                        PFPC Inc. ("PFPC"),
                                                                             formerly First Data
                                                                             Investor Services Group,
                                                                             Inc.
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Richard H. Rose                        43       Vice President               Vice President and
4400 Computer Drive                                                          Division Manager of Mutual
Westborough, MA 01581                                                        Fund Administration at
                                                                             PFPC since 1994.
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Brian R. Curran                        32       Treasurer                    Vice President at PFPC
4400 Computer Drive                                                          since 1997; Director of
Westborough, MA 01581                                                        Fund Administration at
                                                                             State Street Bank and
                                                                             Trust Company from
                                                                             February 1997 to October
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                                                                             1997; Senior Auditor at
                                                                             Price Waterhouse L.L.P.
                                                                             February 1994 to February
                                                                             1997.
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Judith E. Clear                        33       Assistant Treasurer          Client Treasury Manager of
4400 Computer Drive                                                          Mutual Fund Administration
Westborough, MA 01581                                                        at PFPC since 1997;
                                                                             Compliance Manager at
                                                                             Citizens Trust from 1994
                                                                             to 1996.
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Jeffrey A. Dalke                       49       Secretary                    Partner in the law firm of
One Logan Square                                                             Drinker Biddle & Reath LLP.
18th and Cherry Streets
Philadelphia, PA
19103-6996
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Linda J. Hoard                         52       Assistant Secretary          Vice President at PFPC
4400 Computer Drive                                                          since 1998; Attorney
Westborough, MA 01581                                                        Consultant for Fidelity
                                                                             Investments, Investors
                                                                             Bank & Trust Company (a
                                                                             financial service
                                                                             provider) and PFPC from
                                                                             September 1994 to June
                                                                             1998.
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Therese Hogan                          36       Assistant Secretary          Director of the State
4400 Computer Drive                                                          Regulation Department at
Westborough, MA 01581                                                        PFPC.
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* Messrs. George, Murphy and Timbers and Ms. Skinner are considered to be "interested" Trustees of Northern Funds as defined in the 1940 Act.

     Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern Trust, PFPC Inc. ("PFPC"), formerly First Data Investor Services Group, Inc., and their respective affiliates. Northern Funds has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. As a result of the responsibilities assumed by Northern Funds' service providers under Northern Funds' Advisory Agreement, Transfer Agency Agreement, Foreign Custody, Co-Administration Agreement and Distribution Agreement, Northern Funds itself requires no employees.

     Each officer (except Mr. Dalke) holds comparable positions with certain other investment companies for which PFPC provides services.

     Each Trustee, except the Chairman and Mr. Timbers, earns an annual fee of $25,000 and an additional fee of $1,250 for each meeting attended, plus reimbursement of expenses incurred as a Trustee. The Chairman of the Board earns an annual fee of $30,000 and an additional fee of $1,250 for each meeting attended, plus reimbursement of expenses incurred as a Trustee. Mr. Timbers and Northern Funds' officers do not receive fees from Northern Funds for services in such capacities, although PFPC, of which certain officers are also officers, receives fees from Northern Funds for administrative services. Drinker Biddle & Reath LLP, of which Mr. Dalke is a partner, receives legal fees as counsel to Northern Funds.

     In addition, the Trustees have established an Audit Committee consisting of two members, including a Chairman of the Committee. The Audit Committee members are Messrs. [name] and Dolan. Each member earns a fee of $1,500 for each meeting of the Audit Committee he attends. The Chairman of the Audit Committee receives an additional annual retainer of $5,000.

     For the fiscal year ended March 31, 1999, the Trustees received the following compensation:

                                                                Pension or
                                                                Retirement
                                          Aggregate          Benefits Accrued    Total Compensation
                                         Compensation        as Part of Trust      from the Trust
          Name of Trustee*              from  the Trust           Expense             Complex**
     ============================================================================================
     Wesley M. Dixon, Jr.                   $27,500                 None              $27,500
     ----------------------------------------------------------------------------------------
     William J. Dolan, Jr.                  $30,000                 None              $30,000
     ----------------------------------------------------------------------------------------
     Raymond E. George, Jr.                 $30,000                 None              $30,000
     ----------------------------------------------------------------------------------------
     Michael E. Murphy                      $30,000                 None              $30,000
     ----------------------------------------------------------------------------------------
     Mary Jacobs Skinner/1/                 $22,500                 None              $22,500
     ----------------------------------------------------------------------------------------
     Richard G. Cline/2/                       None                 None              $
     ----------------------------------------------------------------------------------------
     Edward J. Condon, Jr./2/                  None                 None              $
     ----------------------------------------------------------------------------------------
     John W. English/2/                        None                 None              $
     ----------------------------------------------------------------------------------------
     Sandra Polk Guthman/2/                    None                 None              $
     ----------------------------------------------------------------------------------------
     William H. Springer/2/                    None                 None              $
     ----------------------------------------------------------------------------------------
     Richard P. Strubel/2/                     None                 None              $
     ----------------------------------------------------------------------------------------
     Stephen B. Timbers/2/                     None                 None              $
     ============================================================================================

* This Table does not include $30,000 paid during the fiscal year ended March 31, 1999 to a former Trustee who retired from the Board in March 2000 and $35,000 paid to a former Chairman of the Board who retired in September 1999.

**   The Trust Complex includes Northern Funds and Northern Institutional Funds.

/1/ Ms. Skinner was appointed to the Board of Trustees on September 18, 1998. /2/ Subject to shareholder approval, Messrs. Cline, Condon, English, Springer, Strubel and Timbers and Ms. Guthman will join the Board of Trustees effective as of March 28, 2000.

Investment Adviser, Transfer Agent and Custodian

     Northern Trust is a wholly-owned subsidiary of The Northern Trust Corporation, a Chicago-based multi-bank holding company with subsidiaries in Colorado, Illinois, Florida, Michigan, New York, Arizona, Georgia, California and Texas. Northern Trust has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. One of the nation's leading providers of trust and investment management services, Northern Trust first entered the mutual fund business in 1983 by offering money market funds to institutional clients. As part of its investment advisory services, Northern Trust offers extensive research services to its clients. As of the date of this Additional Statement, nearly 300 financial institutions nationwide purchase Northern Trust's economic advisory services. As of December 31, 1999, Northern Trust Corporation and its subsidiaries had approximately $28.7 billion in assets and $21.4 billion in deposits. Northern Trust is one of the strongest banking organizations in the United States and its clients include public and private retirement funds, endowments, foundations, trusts, corporations and individuals. Northern Funds complements the banking and personal trust services available through Northern Trust by allowing Northern Trust's banking and trust clients to consolidate the management of their finances and thereby move one step closer to one-stop financial shopping. Northern Funds utilizes a state-of-the-art investor services center. Also, trained investment representatives are available at Northern Trust's offices to assist investors in allocating their investments. Northern Trust believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. Northern Trust manages the Fund through a team of professionals, led by portfolio managers who follow a disciplined process to develop investment strategies. The purpose of this approach is to promote consistent management. The portfolio managers draw upon the resources of Northern Trust's research department with specialists in economic analysis, investment strategy, credit quality and tax law, and which supplies information on interest rates, GNP growth, corporate profits and other factors. As of December 31, 1999, the Investment Adviser and its affiliates administered approximately $1.5 trillion in assets, including $299.1 billion for which the Investment Adviser and its affiliates had investment management responsibility, for clients including public and private retirement funds, endowments, foundations, trusts, corporations, other investment companies and individuals.

     Subject to the general supervision of the Board of Trustees, Northern Trust makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund, and also provides certain ancillary services. The Investment Adviser is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for Northern Funds). In making investment recommendations for the Fund, investment advisory personnel may not inquire or take into consideration whether issuers of securities proposed for purchase or sale for the Fund's accounts are customers of Northern Trust's commercial banking department. These requirements are designed to prevent investment advisory personnel for the Fund from knowing which companies have commercial business with Northern Trust and from purchasing securities where they know the proceeds will be used to repay loans to the bank.

     Northern Fund's Investment Advisory and Ancillary Services Agreement with Northern Trust (the "Advisory Agreement") has been approved by the Board of Trustees, including the "non-interested" Trustees, and the initial shareholder of Northern Funds. The Advisory Agreement provides that in executing portfolio transactions and in selecting brokers or dealers (a) with respect to common and preferred stocks, the Investment Adviser shall use its best judgment to obtain the best overall terms available, and (b) with respect to other securities, the Investment Adviser shall attempt to obtain best net price and execution. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

     In assessing the best overall terms available for any transaction, the Investment Adviser is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, the Investment Adviser may consider the brokerage and research services provided to the Fund and/or other accounts over which the Investment Adviser or an affiliate of the Investment Adviser exercises investment discretion. A broker or dealer providing brokerage and/or research services may receive a higher commission than another broker or dealer would receive for the same transaction. These brokerage and research services may include industry and company analyses, portfolio services, quantitative data, market information systems and economic and political consulting and analytical services.

     Supplemental research information so received is in addition to, and not in lieu of, services required to be performed by the Investment Adviser and does not reduce the advisory fees payable to the Investment Adviser by the Fund. The Trustees will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplemental research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Investment Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Investment Adviser believes such practice to be in the Fund's interests.

     Northern Trust's investment advisory duties for Northern Funds are carried out through its Trust Department. On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary or agency accounts managed by it (including any other portfolio, investment company or account for which the Investment Adviser acts as adviser), the Agreement provides that the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other accounts in order to obtain the best overall terms available with respect to common and preferred stocks and the best net price and execution with respect to other securities. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for the Fund or the amount of the securities that are able to be sold for the Fund. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits the Investment Adviser, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of the Investment Adviser's opinion of the reliability and quality of the broker or dealer.

     The Advisory Agreement provides that the Investment Adviser may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that Northern Funds will indemnify the Investment Adviser against certain liabilities (including liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

     From time to time, the Investment Adviser may voluntarily waive a portion or all of its fees otherwise payable to it with respect to the Fund.

     Under its Transfer Agency Agreement with Northern Funds, Northern Trust has undertaken, among other things, to perform the following services: (1) answer shareholder inquiries and respond to requests for information regarding Northern Funds; (2) process purchase and redemption transactions; (3) establish and maintain shareholder accounts and subaccounts; (4) furnish confirmations in accordance with applicable law, and provide periodic account statements to each shareholder; (5) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to shareholders; (6) act as income disbursing agent; and (7) maintain appropriate records relating to its services. Northern Trust may appoint one or more sub-transfer agents in the performance of its services.

     As compensation for the services rendered by Northern Trust under the Transfer Agency Agreement and the assumption by Northern Trust of related expenses, Northern Trust is entitled to a fee from Northern Funds, payable monthly, at an annual rate of .10% of the average daily net asset value of the Fund.

     Northern Trust maintains custody of the assets of the Fund pursuant to the terms of its Foreign Custody Agreement with Northern Funds. Under this agreement, Northern Trust (l) holds the Fund's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Fund,
(3) makes receipts and disbursements of funds on behalf of the Fund, (4) receives, delivers and releases securities on behalf of the Fund, (5) collects and receives all income, principal and other payments in respect of the Fund's investments held by Northern Trust under the agreement, and (6) maintains the accounting records of Northern Funds. Northern Trust may employ one or more subcustodians under the Foreign Custody Agreement, provided that Northern Trust shall, subject to certain monitoring responsibilities, have no more responsibility or liability to Northern Funds on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern Trust and that the responsibility or liability of the subcustodian to Northern Trust shall conform to the resolution of the Trustees of Northern Funds authorizing the appointment of the particular subcustodian. Northern Trust may also appoint an agent to carry out such of the provisions of the Foreign Custody Agreement as Northern Trust may from time to time direct. Under its Foreign Custody Agreement, Northern Trust has entered into agreements with financial institutions and depositories located in foreign countries with respect to the custody of the Fund's foreign securities.

     As compensation for the services rendered to the Fund under the Foreign Custody Agreement, and the assumption by Northern Trust of certain related expenses, Northern Trust is entitled to payment from the Fund as follows: (i) $35,000 annually for the Fund, plus (ii) 9/100th of 1% annually of the Fund's average daily net assets, plus (iii) reimbursement for fees incurred by Northern Trust as foreign Custodian for telephone, postage, courier fees, office supplies and duplicating. As compensation for basic accounting services rendered to the Fund by Northern Trust, Northern Trust is entitled to receive $25,000 for the first $50 million of the Fund's average daily net assets and 1/100th of 1% of the Fund's average daily net assets in excess of $50 million.

     Northern's fees under the Foreign Custody Agreement are subject to reduction based on the Fund's daily uninvested cash balances (if any).


                                [End of Page.]

     Unless sooner terminated, Northern Funds' Advisory Agreement, Transfer Agency Agreement and Foreign Custody Agreement will continue in effect with respect to the Fund until March 31, 2001, and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (a) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (b) by the Trustees or by the vote of a majority of the outstanding shares of the Fund (as defined under "Description of Shares"). Each agreement is terminable at any time without penalty by Northern Funds (by specified Trustee or shareholder action) on 60 days' written notice to Northern Trust and by Northern Trust on 60 days' written notice to Northern Funds.

     Northern Trust is active as an underwriter of municipal instruments. Under the 1940 Act, the Fund is precluded, subject to certain exceptions, from purchasing in the primary market those municipal instruments with respect to which Northern Trust is serving as a principal underwriter. In the opinion of Northern Trust, this limitation will not significantly affect the ability of the Fund to pursue its investment objective.

     In the Advisory Agreement, Northern Trust agrees that the name "Northern" may be used in connection with Northern Funds' business on a royalty-free basis. Northern Trust has reserved to itself the right to grant the non-exclusive right to use the name "Northern" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, Northern Funds will cease using the name "Northern."

Co-Administrators and Distributor

     Northern Trust and PFPC, 4400 Computer Drive, Westborough, Massachusetts 01581, act as co-administrators for the Fund under a Co-Administration Agreement with Northern Funds. Subject to the general supervision of Northern Funds' Board of Trustees, Northern Trust and PFPC (the "Co-Administrators") provide supervision of all aspects of Northern Funds' non-investment advisory operations and perform various corporate secretarial, treasury and blue sky services, including but not limited to: (a) maintaining office facilities and furnishing corporate officers for Northern Funds; (b) furnishing data processing services, clerical services, and executive and administrative services and standard stationery and office supplies; (c) performing all functions ordinarily performed by the office of a corporate treasurer, and furnishing the services and facilities ordinarily incident thereto, such as expense accrual monitoring and payment of Northern Funds' bills, preparing monthly reconciliation of Northern Funds' expense records, updating projections of annual expenses, preparing materials for review by the Board of Trustees and compliance testing;
(d) preparing and submitting reports to Northern Funds' shareholders and the SEC; (e) preparing and printing financial statements; (f) preparing monthly Fund profile reports; (g) preparing and filing Northern Funds' federal and state tax returns (other than those required to be filed by Northern Funds' custodian and transfer agent) and providing shareholder tax information to Northern Funds' transfer agent; (h) assisting in marketing strategy and product development; (i) performing oversight/management responsibilities, such as the supervision and coordination of certain of Northern Funds' service providers; (j) effecting and maintaining, as the case may be, the registration of shares of Northern Funds for sale under the securities laws of various jurisdictions; (k) assisting in maintaining corporate records and good standing status of Northern Funds in its state of organization; and (l) monitoring Northern Funds' arrangements with respect to services provided by Service Organizations to their customers who are the beneficial owners of shares.

     Subject to the limitations described below, as compensation for their administrative services and the assumption of related expenses, the Co-Administrators are entitled to a fee from the Fund, computed daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of the Fund.

     Unless sooner terminated, the Co-Administration Agreement will continue in effect until September 30, 2001, and thereafter for successive one-year terms with respect to the Fund, provided that the Agreement is approved annually (1) by the Board of Trustees or (2) by the vote of a majority of the outstanding shares of the Fund (as defined below under "Description of Shares"), provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to the Agreement and who are not interested persons (as defined in the 1940 Act) of any party thereto, by vote cast in person at a meeting called for the purpose of voting on such approval. The Co-Administration Agreement is terminable at any time after September 30, 2001 without penalty by Northern Funds on at least 60 days' written notice to the Co-Administrators. Each Co-Administrator may terminate the Co-Administration Agreement with respect to itself at any time after September 30, 2001 without penalty on at least 60 days' written notice to Northern Funds and the other Co-Administrator.

     Northern Funds may terminate the Co-Administration Agreement prior to September 30, 2001 in the event that Northern Funds or its shareholders incur damages in excess of $100,000 as a result of the willful misfeasance, bad faith or negligence of the Co-Administrators, or the reckless disregard of their duties under the Agreement. Northern Funds may also terminate the Co-Administration Agreement prior to September 30, 2001 in the event that the Co-Administrators fail to meet one of the performance standards set forth in the Agreement.

     Northern Funds has also entered into a Distribution Agreement under which Northern Funds Distributors, LLC ("NFD"), as agent, sells shares of each Fund on a continuous basis. NFD pays the cost of printing and distributing prospectuses to persons who are not shareholders of Northern Funds (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by Northern Funds to NFD for such distribution services. NFD is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). PDI, based in West Conshohocken, Pennsylvania, is an independently owned and operated broker-dealer.

     The Co-Administration Agreement provides that the Co-Administrators may render similar services to others so long as their services under such Agreement are not impaired thereby. The Co-Administration Agreement also provides that Northern Funds will indemnify each Co-Administrator against all claims except those resulting from the willful misfeasance, bad faith or negligence of such Co-Administrator, or the Co-Administrator's breach of confidentiality. The Distribution Agreement provides that Northern Funds will indemnify NFD against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to Northern Funds by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD's breach of confidentiality.

     Under a Service Mark License Agreement with NFD, Northern Trust Corporation agrees that the name "Northern Funds" may be used in connection with Northern Funds' business on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name "Northern Funds" to any other person. The Agreement provides that at such time as the Agreement is no longer in effect, NFD will cease using the name "Northern Funds."

Service Organizations

     As stated in the Fund's Prospectus, the Fund may enter into agreements from time to time with Service Organizations providing for support and/or distribution services to customers of the Service Organizations who are the beneficial owners of Fund shares. Under the agreements, the Fund may pay Service Organizations up to .25% (on an annualized basis) of the average daily net asset value of the shares beneficially owned by their customers. Support services provided by Service Organizations under their agreements may include:
(a) processing dividend and distribution payments from the Fund; (b) providing information periodically to customers showing their share positions; (c) arranging for bank wires; (d) responding to customer inquiries; (e) providing subaccounting with respect to shares beneficially owned by customers or the information necessary for subaccounting; (f) forwarding shareholder communications; (g) assisting in processing share purchase, exchange and redemption requests from customers; (h) assisting customers in changing dividend options, account designations and addresses; and (i) other similar services requested by the Fund. In addition, Service Organizations may provide assistance (such as the forwarding of sales literature and advertising to their customers) in connection with the distribution of Fund shares.

     The Fund's arrangements with Service Organizations under the agreements are governed by two Plans (a Service Plan and a Distribution and Service Plan), which have been adopted by the Board of Trustees. Because the Distribution and Service Plan contemplates the provision of services related to the distribution of Fund shares (in addition to support services), that Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act. In accordance with the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended in connection with the Fund's arrangements with Service Organizations and the purposes for which the expenditures were made. In addition, the Fund's arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

     The Board of Trustees believes that there is a reasonable likelihood that their arrangements with Service Organizations will benefit the Fund and its shareholders. Any material amendment to the arrangements with Service Organizations under the agreements must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees), and any amendment to increase materially the costs under the Distribution and Service Plan with respect to the Fund must be approved by the holders of a majority of the outstanding shares of the Fund involved. So long as the Distribution and Service Plan is in effect, the selection and nomination of the members of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Northern Funds will be committed to the discretion of such disinterested Trustees.

Counsel and Auditors

     Drinker Biddle & Reath LLP, with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serve as counsel to Northern Funds .

     Arthur Andersen LLP, independent accountants, 33 West Monroe Street, Chicago, Illinois 60603-5385 serve as auditors for Northern Funds.

In-Kind Purchases and Redemptions

     Payment for shares of the Fund may, in the discretion of Northern Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

     Although the Fund generally will redeem shares in cash, the Fund reserves the right to pay redemptions by a distribution in kind of securities (instead of cash) from the Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

Automatic Investing Plan

     The Automatic Investing Plan permits an investor to use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels.

Directed Reinvestments

     In addition to having your income dividends and/or capital gains distributions reinvested in shares of the Fund from which such distributions are paid, you may elect the directed reinvestment option and have dividends and capital gains distributions automatically invested in another Northern Fund. Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement). Directed reinvestments may be used to invest funds from a regular account to another regular account, from a qualified plan account to another qualified plan account, or from a qualified plan account to a regular account. Directed reinvestments from a qualified plan account to a regular account may have adverse tax consequences including imposition of a penalty tax and, therefore, you should consult your own tax adviser before commencing these transactions.

Redemptions and Exchanges

     Exchange requests received on a Business Day prior to the time shares of the Fund involved in the request are priced will be processed on the date of recei pt. "Processing" a request means that shares in the Fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new Fund into which the shareholder is investing will also normally be purchased at the net asset value per share next determined coincident to or after the time of redemption. Exchange requests received on a Business Day after the time shares of the Fund involved in the request are priced will be processed on the next Business Day in the manner described above.

     Northern Funds may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Fund's Prospectus from time to time. Northern Funds may also redeem shares involuntarily if the redemption is appropriate to carry out Northern Funds' responsibilities under the 1940 Act.

Retirement Plans

     Shares of the Fund may be purchased in connection with certain tax-sheltered retirement plans, including profit-sharing plans, 401(k) plans, money purchase pension plans, target benefit plans and individual retirement accounts. Further information about how to participate in these plans, the fees charged and the limits on contributions can be obtained from Northern Trust. To invest through any of the tax-sheltered retirement plans, please call Northern Trust for information and the required separate application. To determine whether the benefits of a tax-sheltered retirement plan are available and/or appropriate, a shareholder should consult with a tax adviser.

Expenses

     Except as set forth above and in this Additional Statement, each Fund is responsible for the payment of its expenses. These expenses include, without limitation, the fees and expenses payable to Northern Trust and PFPC, brokerage fees and commissions, fees for the registration or qualification of Fund shares under federal or state securities laws, expenses of the organization of Northern Funds, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against Northern Funds for violation of any law, legal, tax and auditing fees and expenses, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Fund's shareholders and regulatory authorities, compensation and expenses of its Trustees, payments to Service Organizations, fees of industry organizations such as the Investment Company Institute, and miscellaneous and extraordinary expenses incurred by Northern Funds.

     Northern Trust and PFPC intend to voluntarily reimburse a portion of the Fund's expenses and/or reduce their advisory and administrative fees from the Fund during the current fiscal year. The result of these reimbursements and fee reductions will be to increase the performance of the Fund during the periods for which the reductions and reimbursements are made.


                            PERFORMANCE INFORMATION

Global Communications Fund

     The Fund calculates its total return on an "average annual total return" basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in the Fund over the measuring period. Total return for the Fund may also be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the shares and assume that any dividends and capital gain distributions made by the Fund during the period are reinvested in the shares of the Fund. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a Fund for any one year in the period might have been more or less than the average for the entire period. The Fund may also advertise from time to time the total return on a year-by-year or other basis for various specific periods by means of quotations, charts, graphs or schedules.

     The Fund calculates its "average annual total return" by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                T = (ERV /1/n/
                                     ---      - 1
                                      p)

     Where:    T =    average annual total return;

               ERV =  ending redeemable value of a hypothetical
                      $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

               P =  hypothetical initial payment of $1,000; and

               n =  period covered by the computation, expressed in years.

     The Fund calculates its "aggregate total return" by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

               Aggregate Total Return =  T = [(ERV - 1
                                               ---
                                                p)]

     The yield of the Fund is computed based on the Fund's net income during a specified 30-day (or one month) period. More specifically, the Fund's yield is computed by dividing the per share net income during the relevant period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

     The Fund calculates its 30-day (or one month) standard yield in accordance with the method prescribed by the SEC for mutual funds:



                    Yield = 2[(a-b + 1)/6/ - 1]
                               ---
                               cd


Where:         a =  dividends and interest earned during the period;

               b =  expenses accrued for the period (net of reimbursements);

               c = average daily number of shares outstanding during the period entitled to receive dividends; and

               d =  net asset value per share on the last day of the period.

General Information

     Any fees imposed by Northern Trust or other Service Organizations on their customers in connection with investments in the Fund are not reflected in Northern Funds' calculations of performance for the Fund.

     The Fund's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze the Fund as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

     The performance of the Fund may be compared to those of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc. or to the S&P 500 Index, the Morgan Stanley High-Technology 35 Index, the S&P MidCap 400 Index, the Russell 2000 or 1000 Small Stock Index, the Consumer Price Index or the Dow Jones Industrial Average. Performance of the Fund may also be compared to the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE"), the Morgan Stanley EAFE blended with Emerging Markets Free Index and the J.P. Morgan International Government Bond Index. Performance data as reported in national financial publications such as Money, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Fund. From time to time, the Fund may also quote the mutual fund ratings of Morningstar, Inc. and other services in its advertising materials.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

     The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original investment in the Fund, but also of the additional Fund shares received through reinvestment.

     The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of Northern Trust as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

     Materials may include lists of representative clients of Northern Trust. Materials may refer to the CUSIP number of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other Funds, products, and services.

     The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data.

     The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

     The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

     Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

                                NET ASSET VALUE

     Securities held by the Fund that are listed on a recognized U.S. or foreign securities exchange are valued at the last quoted sales price on the securities exchange on which the securities are primarily traded, except that securities listed on an exchange in the United Kingdom are valued at the average of the closing bid and ask prices. If securities listed on a U.S. exchange are not traded on a valuation date, they will be valued at the last quoted bid price.
If securities traded on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities that are traded in the U.S. over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are valued at the last sales price, except that such securities traded in the United Kingdom are valued at the average of the closing bid and ask prices. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by Northern Trust under the supervision of the Board of Trustees. Temporary short-term investments are valued at amortized cost which Northern Trust has determined, pursuant to Board authorization, approximates market value. Securities may be valued on the basis of prices provided by independent pricing services when those prices are believed to reflect the fair market value of the securities.

     Northern Trust is not required to calculate the net asset value of the Fund on days during which no shares are tendered to the Fund for redemption and no orders to purchase or sell shares are received by the Fund, or on days on which there is an insufficient degree of trading in the Fund's portfolio securities for changes in the value of such securities to affect materially the net asset value per share.

                                     TAXES

     The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

     The discussions of federal and state tax consequences in the Prospectus and this Additional Statement are based on the Internal Revenue Code of 1986, as amended (the "Code") and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Federal - General Information

     The Fund intends to qualify as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1 of the Code. As a regulated investment company, the Fund is generally exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90%
of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below.

     In addition to satisfaction of the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that have been paid with respect to such shares.

     Dividends and distributions from the Fund will generally be taxable to you in the tax year in which they are paid, with one exception. Dividends and distributions declared by the Fund in October, November or December and paid in January are taxed as though they were paid by December 31.

     In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" from domestic corporations received by the Fund for the year. A dividend usually will be treated as a "qualifying dividend" if it has been received from a domestic corporation. A portion of the dividends paid by the Fund may constitute "qualifying dividends."

     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

     The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

     Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Financial Instruments

     The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

     In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.


                             DESCRIPTION OF SHARES

     The Trust Agreement permits Northern Funds' Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in different investment portfolios. Northern Funds may hereafter create series in addition to Northern Funds' existing series, which represent interests in thirty-one portfolios, one of which is discussed in this Additional Statement. Under the terms of the Trust Agreement, each share of the Fund has a par value of $.0001, represents a proportionate interest in the Fund with each other share of its class and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of the Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under "Redeeming and Exchanging Shares" in the Prospectus. Pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days (a) for any period during which the New

York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or
(c) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. Northern Funds may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, Northern Funds reserves the right to adopt, by action of the Trustees, a policy pursuant to which it may, without shareholder approval, redeem upon not less than 30 days' notice all of the Fund's shares if such shares have an aggregate value below a designated amount and if the Trustees determine that it is not practical, efficient or advisable to continue the operation of the Fund and that any applicable requirements of the 1940 Act have been met. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below. In the interests of economy and convenience, certificates representing shares of the Fund are not issued.

     The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to the Fund and with a share of the general liabilities of Northern Funds. Expenses with respect to the portfolios of Northern Funds are normally allocated in proportion to the net asset value of the respective portfolios except where allocations of direct expenses can otherwise be fairly made.

     Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Each investment portfolio of Northern Funds entitled to vote on a matter will vote in the aggregate and not by portfolio, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular portfolio.

     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as Northern Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.

     The term "majority of the outstanding shares" of either Northern Funds or a particular Fund or investment portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of Northern Funds or such Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of Northern Funds or such Fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of Northern Funds or such Fund or portfolio.

     As of February 23, 2000 Northern and its affiliates held of record substantially all of the outstanding shares of Northern Funds as agent, custodian, trustee or investment adviser on behalf of their customers. At such date, The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60675, and its affiliate banks held as beneficial owner five percent or more of the outstanding shares of Northern Funds because they possessed sole or shared voting or investment power with respect to such shares. As of February 23, 2000 the names and share ownership of the entities or individuals which held of record or beneficially more than 5% of the outstanding shares of any investment portfolio of Northern Funds were as follows: Money Market Fund: Short Term
                                             -----------------
Investment Fund of The Northern Trust Company, 15.8%; Northern Trust Bank Florida - M&I Sweep Account, 5.1%; U.S. Government Money Market Fund: TNT -
                                   ---------------------------------
Miami on behalf of its customers, 7.5%; Northern Trust Bank Florida M&I Sweep Account, 7.5%; Sahara Enterprises, 6.8%; Municipal Money Market Fund: TNT -
                                         ---------------------------
Miami on behalf of its customers, 27.3%; U.S. Government Select Money Market
                                         -----------------------------------
Fund: TNT- Miami on behalf of its customers, 35.5%; Northern Trust Bank
----
Florida - M&I Sweep Account, 14.6%; Florida Intermediate Tax-Exempt Fund:
                                    ------------------------------------
Donaldson, Lufkin & Jenrette, 9.4%; Auto House Trust, 6.3%; California Municipal
                                                            --------------------
Money Market Fund: Northern Trust Bank California - M&I Sweep Account, 13.6%;
-----------------
Stock Index Fund: CCT Combs Funds, 8.3%; Select Equity Fund: Donaldson, Lufkin &
----------------                         ------------------
Jenrette, 11.9%; Technology Fund: Donaldson, Lufkin & Jenrette, 5.9%; Fixed
                                                                      -----
Income Fund: CCT Combs Funds, 7.8%; High Yield Fixed Income Fund: Northern Trust
-----------                         ----------------------------
Company Pension Plan, 6.9%; Small Cap Index Fund: CCT Combs Funds, 14.2%; Dupont
                            --------------------
JB, 7.6%. The address of all of the above persons is c/o The Northern Trust Bank, 50 S. LaSalle Street, Chicago, Illinois 60675.

     As a general matter, Northern Funds does not hold annual or other meetings of shareholders. This is because the Trust Agreement provides for shareholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees. In addition, the Trustees have adopted a by-law (changeable without shareholder approval) that provides that a Trustee will cease to serve as a Trustee effective as of the last calendar day in the semi-annual fiscal period of Northern Funds in which the earlier of the following events occurs: (a) the date such Trustee attains the age of seventy-three years; and (b) the twelfth anniversary of the date of such Trustee's written acceptance to serve as a Trustee.

     Northern Funds does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Pursuant to the Trust Agreement, the Trustees will promptly call a meeting of shareholders to vote upon the removal of any Trustee when so requested in writing by the record holders of 10% or more of the outstanding shares. To the extent required by law, Northern Funds will assist in shareholder communications in connection with the meeting. Shareholders do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of Northern Funds may elect all of the Trustees, irrespective of the vote of the other shareholders.

     Under Massachusetts law, there is a possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Trust Agreement contains an express disclaimer of shareholder (as well as Trustee and officer) liability for acts or obligations of Northern Funds and requires that notice of such disclaimer be given in each contract, undertaking or instrument entered into or executed by Northern Funds or the Trustees. The Trust Agreement provides for indemnification out of Trust property of any shareholder charged or held personally liable for the obligations or liabilities of Northern Funds solely by reason of being or having been a shareholder of Northern Funds and not because of such shareholder's acts or omissions or for some other reason. The Trust Agreement also provides that Northern Funds shall, upon proper and timely request, assume the defense of any charge made against any shareholder as such for any obligation or liability of Northern Funds and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Northern Funds itself would be unable to meet its obligations.

     The Trust Agreement provides that each Trustee of Northern Funds will be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee ("disabling conduct"), and for nothing else, and will not be liable for errors of judgment or mistakes of fact or law. The Trust Agreement provides further that Northern Funds will indemnify Trustees and officers of Northern Funds against liabilities and expenses incurred in connection with litigation and other proceedings in which they may be involved (or with which they may be threatened) by reason of their positions with Northern Funds, except that no Trustee or officer will be indemnified against any liability to Northern Funds or its shareholders to which he would otherwise be subject by reason of disabling conduct.

     The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

     The Board of Trustees has called a meeting of shareholders to be held on March 21, 2000 for the purpose, among other things, of voting on an Agreement and Plan of Reorganization (the "Plan of Reorganization") pursuant to which the Trust will be reorganized as a Delaware business trust. The sole shareholder of the Fund prior to its commencement of operations has approved the Plan of Reorganization. To the extent that the Plan of Reorganization is approved by other shareholders of the Trust and implemented, the Trust expects that the reorganization will occur during the second or third quarter of year 2000 or as soon thereafter as possible. The reorganization is to be accomplished on a tax-free basis, with no change in the dollar value or number of the Trust's outstanding shares. After the reorganization, the attributes of the shares of the Trust will be substantially similar to the attributes of shares described above in this section, except that the Trustees will be able to determine whether shareholders will vote at shareholder meetings on the basis of (1) one vote for each share owned; or (2) one vote for each dollar of net asset value represented by each share owned ("dollar-based voting").

     In addition a shareholder of the reorganized Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement of the reorganized Trust will also provide that no person, other than the Trustees, who is not a shareholder of a particular series or class will be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

     After the reorganization, the Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees (a) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (b) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Trust Agreement with respect to such series or class; and/or
(c) may have no power or authority with respect to any other series or class. The Trustees are not currently considering the appointment of Series Trustees for the Trust.


                               OTHER INFORMATION

     The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by Northern Funds' Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                                 APPENDIX A

Commercial Paper Ratings
------------------------

          A Standard & Poor's ("S&P") commercial paper rating is a current opinion of the credit worthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the best capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.

          Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

          "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson Financial BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC", "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precession, the following serve as general guidelines: "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

          Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having Financial speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


Municipal Note Ratings
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection that are ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                  APPENDIX B

          To the extent stated in the Prospectus, the Fund may enter into certain futures transactions. Such transactions are described in this Appendix.

I.   Interest Rate Futures Contracts
     -------------------------------

          Use of Interest Rate Futures Contracts.  Bond prices are established
          --------------------------------------
in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

          A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, by using futures contracts.

          Interest rate future contracts can also be used by a Fund for non-hedging (speculative) purposes to increase total return.

          Description of Interest Rate Futures Contracts.  An interest rate
          ----------------------------------------------
futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

          Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

          Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

          A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

II.  Index Futures Contracts
     -----------------------

          General. A stock or bond index assigns relative values to the stocks
          -------
or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market indexes, such as Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. To the extent consistent with its investment objective, a Fund may also engage in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

          A Fund may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

          In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

          Index futures contracts may also be used by a Fund for non-hedging (speculative) purposes to increase total return.

III. Futures Contracts on Foreign Currencies
     ---------------------------------------

          A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV.  Margin Payments
     ---------------

          Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, Northern Trust may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V.   Risks of Transactions in Futures Contracts
     ------------------------------------------

          There are several risks in connection with the use of futures by a Fund. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Investment Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Investment Adviser. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

          When futures are purchased to hedge against a possible increase in the price of securities or a currency before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Investment Adviser may still not result in a successful hedging transaction over a short time frame.

          Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Successful use of futures by a Fund is also subject to the Investment Adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI.  Options on Futures Contracts
     ----------------------------

          A Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the securities held by a Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII. Other Matters
     -------------

          Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                     PART C

                                 OTHER INFORMATION


Item 23.       Exhibits
               --------

          The following exhibits are incorporated herein by reference:

     (a) (1) Agreement and Declaration of Trust dated October 12, 1993 filed as Exhibit 1(a) to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed on July 29, 1996 ("PEA No. 11").

          (2)  Amendment No. 1 to Agreement and Declaration of Trust filed as
               Exhibit 1(b) to PEA No. 11.

          (3)  Amendment No. 2 to Agreement and Declaration of Trust filed as
               Exhibit 1(c) to PEA No. 11.

          (4)  Amendment No. 3 to Agreement and Declaration of Trust filed as
               Exhibit 1(d) to PEA No. 11.

          (5)  Amendment No. 4 to Agreement and Declaration of Trust filed as
               Exhibit 1(e) to PEA No. 11.

          (6) Amendment No. 5 to Agreement and Declaration of Trust dated May 26, 1995 filed as Exhibit 1(f) to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on June 12, 1996 ("PEA No. 9").

          (7) Amendment No. 6 to Agreement and Declaration of Trust dated August 6, 1996 filed as Exhibit 1(g) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A, filed on October 30, 1996 ("PEA No. 12").

          (8) Amendment No. 7 to Agreement and Declaration of Trust dated August 6, 1996 filed as Exhibit 1(h) to PEA No. 12.

          (9) Amendment No. 8 to Agreement and Declaration of Trust dated February 12, 1996 filed as Exhibit 1(i) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed on February 26, 1997 ("PEA No. 15").

          (10) Amendment No. 9 to Agreement and Declaration of Trust dated February 12, 1997 filed as Exhibit 1(j) to Post-Effective Amendment No. 16 to

               Registrant's Registration Statement on Form N-1A, filed on July 31, 1997 ("PEA No. 16").

          (11) Amendment No. 10 to Agreement and Declaration of Trust dated November 18, 1997 filed as Exhibit 1(k) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on March 20, 1998 ("PEA No. 19").

          (12) Amendment No. 11 to Agreement and Declaration of Trust dated September 18, 1998 filed as Exhibit (a)(12) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed on May 28, 1999 ("PEA No. 22").

          (13) Amendment No. 12 to Agreement and Declaration of Trust dated November 18, 1998 filed as Exhibit (a)(13) to PEA No. 22.

          (14) Amendment No. 13 to Agreement and Declaration of Trust dated September 15, 1999 filed as Exhibit (a)(14) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed on September 17, 1999 ("PEA No. 25").

          (15) Amendment No. 14 to Agreement and Declaration of Trust dated October 1, 1999 filed as Exhibit (a)(15) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed on October 15, 1999 ("PEA No. 27").

          (16) Amendment No. 15 to Agreement and Declaration of Trust dated November 17, 1999 filed as Exhibit (a)(16) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A, filed on December 28, 1999 ("PEA No. 28").

     (b)  (1)  By-Laws filed as Exhibit 2 to PEA No. 11.

          (2) Amendment to the By-Laws dated August 4, 1994 filed as Exhibit 2(a) to PEA No. 11.

          (3)  Amendment No. 2 to the By-Laws dated May 22, 1997 filed as
               Exhibit 2(b) to PEA No. 16.

          (4) Amendment No. 3 to the By-Laws dated September 15, 1999 filed as Exhibit (b)(4) to PEA No. 27.

     (c)       None.

     (d) (1) Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated April 1, 1994 ("Investment Advisory Agreement") filed as Exhibit 5 to PEA No. 11.

          (2) Addendum No. 1 to the Investment Advisory Agreement dated November 29, 1994 filed as Exhibit 5(a) to PEA No. 11.

          (3) Addendum No. 2 to the Investment Advisory Agreement dated March 29, 1996 filed as Exhibit 5(b) to PEA No. 9.

          (4) Addendum No. 3 to the Investment Advisory Agreement dated August 7, 1996 filed as Exhibit 5(c) to PEA No. 12.

          (5) Addendum No. 4 to the Investment Advisory Agreement dated March 24, 1997 filed as Exhibit 5(d) to PEA No. 16.

          (6) Addendum No. 5 to the Investment Advisory Agreement dated February 12, 1997 filed as Exhibit 5(e) to PEA No. 19.

          (7) Addendum No. 6 to the Investment Advisory Agreement dated November 18, 1997 filed as Exhibit 5(f) to PEA No. 19.

          (8) Assumption Agreement between The Northern Trust Company and Northern Trust Quantitative Advisors, Inc. dated April 1, 1998 filed as exhibit 5(g) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, filed on July 31, 1998 ("PEA No. 20").

          (9) Addendum No. 7 to the Investment Advisory Agreement dated December 21, 1998 filed as Exhibit (d)(9) to PEA No. 22.

          (10) Addendum No. 8 to the Investment Advisory Agreement dated September 15, 1999 filed as Exhibit (d)(10) to PEA No. 27.

          (11) Addendum No. 9 to the Investment Advisory Agreement dated December 28, 1999 filed as Exhibit (d)(11) to PEA No. 28.

     (e) (1) Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated October 1, 1999 filed as Exhibit (e)(1) to PEA No. 27.

          (2) Amended and Restated Schedule A to the Distribution Agreement dated December 28, 1999 filed as Exhibit (e)(2) to PEA No. 28.

     (f)       None.

     (g) (1) Custodian Agreement between Registrant and The Northern Trust Company dated April 1, 1994 ("Custodian Agreement") filed as
               Exhibit 8(a) to PEA No. 11.

          (2) Addendum No. 1 to the Custodian Agreement dated November 29, 1994 filed as Exhibit 8(d) to PEA No. 11.

          (3) Addendum No. 2 to the Custodian Agreement dated March 29, 1996 filed as Exhibit 8(f) to PEA No. 9.

          (4) Foreign Custody Agreement between the Registrant and The Northern Trust Company dated April 1, 1994 filed as Exhibit 8(g) to PEA No. 11.

          (5) Addendum No. 3 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(i) to PEA No. 12.

          (6) Addendum No. 4 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(j) to PEA No. 12.

          (7) Addendum No. 5 to the Custodian Agreement dated March 24, 1997 filed as Exhibit 8(n) to PEA No. 16.

          (8) Addendum No. 6 to the Custodian Agreement dated February 12, 1997 filed as Exhibit 8(l) to PEA No. 19.

          (9) Addendum No. 7 to the Custodian Agreement dated November 18, 1997 filed as Exhibit 8(o) to PEA No. 19.

          (10) Addendum No. 1 to the Foreign Custody Agreement dated April 1, 1998 filed as Exhibit 8(p) to PEA No. 19.

          (11) Foreign Custody Monitoring Agreement between the Registrant and The Northern Trust Company dated February 18, 1998 filed as exhibit 8(r) to PEA No. 20.

          (12) Addendum No. 8 to the Custodian Agreement dated December 21, 1998 filed as Exhibit (g)(12) to PEA No. 22.

          (13) Addendum No. 9 to the Custodian Agreement dated September 15, 1999 filed as Exhibit (g)(13) to PEA No. 27.

          (14) Addendum No. 10 to the Custodian Agreement dated December 28, 1999 filed as Exhibit (g)(14) to PEA No. 28.

     (h) (1) Transfer Agency Agreement between Registrant and The Northern Trust Company dated April 1, 1994 ("Transfer Agency Agreement") filed as Exhibit 8(b) to PEA No. 11.

          (2) Addendum No. 1 to the Transfer Agency Agreement dated November 29, 1994 filed as Exhibit 8(c) to PEA No. 11.

          (3) Addendum No. 2 to the Transfer Agency Agreement dated March 29, 1996 filed as Exhibit 8(e) to PEA No. 9.

          (4) Addendum No. 3 to the Transfer Agency Agreement dated August 7, 1996 filed as Exhibit 8(h) to PEA No. 12.

          (5) Addendum No. 4 to the Transfer Agency Agreement dated March 24, 1997 filed as Exhibit 8(m) to PEA No. 16.

          (6) Addendum No. 5 to the Transfer Agency Agreement dated February 12, 1997 filed as Exhibit 8(k) to PEA No. 19.

          (7) Addendum No. 6 to the Transfer Agency Agreement dated November 18, 1997 filed as Exhibit 8(q) to PEA No. 19.

          (8) Addendum No. 7 to the Transfer Agency Agreement dated December 21, 1998 filed as Exhibit (h)(11) to PEA No. 22.

          (9) Addendum No. 8 to the Transfer Agency Agreement dated September 15, 1999 filed as Exhibit (h)(9) to PEA No. 27.

          (10) Amended and Restated Service Plan, adopted as of April 1, 1999 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (h)(11) to PEA No. 27.

          (11) Co-Administration Agreement among Registrant, First Data Investor Services Group, Inc. and The Northern Trust Company dated October 1, 1999 filed as Exhibit (h)(12) to PEA No. 27.

          (12) Addendum No. 9 to the Transfer Agency Agreement dated December 28, 1999 filed as Exhibit (h)(10) to PEA No. 28.

     (i)       None

     (j)       None.

     (k)       None.

     (l) (1) Purchase Agreement between Registrant and The Northern Trust Company dated March 31, 1994 filed as Exhibit 13(a) to PEA No. 11.

          (2) Purchase Agreement between Registrant and Miriam M. Allison dated March 14, 1994 filed as Exhibit 13(b) to PEA No. 11.

          (3) Purchase Agreement between Registrant and Miriam M. Allison dated March 31, 1998 for shares of the Mid Cap Growth Fund filed as Exhibit (l)(3) to PEA No. 22.

          (4) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Fixed Income Fund filed as Exhibit (l)(4) to PEA No. 22.

          (5) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Municipal Fund filed as Exhibit (l)(5) to PEA No. 22.

          (6) Purchase Agreement between Registrant and Miriam M. Allison dated September 3, 1999 for shares of the Small Cap Index Fund filed as Exhibit (l)(6) to PEA No. 27.

          (7) Purchase Agreement between Registrant and The Northern Trust Company dated September 3, 1999 for shares of the Income Equity Fund, Stock Index Fund, Growth Equity Fund, Technology Fund, International Growth Equity Fund and Small Cap Index Fund filed as Exhibit (l)(7) to PEA No. 27.

          (8) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Small Cap Growth Fund filed as Exhibit (l)(8) to PEA No. 27.

          (9) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Short-Intermediate U.S. Government Fund filed as Exhibit (l)(9) to PEA No. 27.

          (10) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the California Intermediate Tax-Exempt Fund filed as Exhibit (l)(10) to PEA No. 27.

          (11) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Arizona Tax-Exempt Fund filed as Exhibit (l)(11) to PEA No. 27.

          (12) Purchase Agreement between Registrant and The Northern Trust Company dated October 1, 1999 for shares of the U.S. Government Fund, Intermediate Tax-Exempt Fund, Fixed Income Fund, Tax-Exempt Fund, California Tax-Exempt Fund, International Fixed Income Fund, Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and Short-

               Intermediate U.S. Government Fund filed as Exhibit (l)(12) to PEA No. 27.

     (m) Amended and Restated Distribution and Service Plan, adopted April 1, 1994 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (m) to PEA No. 27.

     (n)       None.


     The following exhibits to the Registration Statement are filed herewith electronically pursuant to EDGAR rules:

     (a) (17) Amendment No. 16 to Agreement and Declaration of Trust dated February 8, 2000.

          (18) Amendment No. 17 to Agreement and Declaration of Trust dated February 8, 2000.

     (d) (12) Form of Addendum No. 10 to the Investment Advisory Agreement dated ______________, 2000.

     (e) (3) Form of Amended and Restated Schedule A to the Distribution Agreement dated _____________, 2000.

     (g) (15) Form of Addendum No. 2 to the Foreign Custody Agreement dated _____________, 2000.

     (h) (13) Amended and Restated Schedule A to the Co-Administration Agreement dated December 28, 1999.

          (14) Agreement and Plan of Reorganization, Conversion and Termination dated February 8, 2000.

          (15) Form of Addendum No. 10 to the Transfer Agency Agreement dated ______________, 2000.

          (16) Form of Amended and Restated Schedule A to the Co-Administration Agreement dated _______________, 2000.

     (i)       Opinion of Hale & Dorr LLP.

     (j)  (1)  Consent of Drinker Biddle & Reath LLP.

          (2)  Consent of Independent Public Accountants.

     (l) (13) Purchase Agreement between Registrant and the Northern Trust Company dated _____________, 2000 for shares of the MarketCommand Fund.

          (14) Form of Purchase Agreement between Registrant and the Northern Trust Company dated _____________, 2000 for shares of the Global Communications Fund.


Item 24.       Persons Controlled by or Under Common Control with
               Registrant

          Registrant is controlled by its Board of Trustees.


Item 25.       Indemnification

          Section 7 of the Investment Advisory and Ancillary Services Agreement between the Registrant and The Northern Trust Company ("Northern") provides for indemnification of Northern or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which Northern, in its capacity as Registrant's Adviser, may be subject. A copy of the Investment Advisory and Ancillary Services Agreement is incorporated by reference herein as Exhibit (d)(1).

          Article 10 of the Co-Administration Agreement dated October 1, 1999 among the Registrant, The Northern Trust Company and First Data Investor Services Group, Inc. provides that Registrant will indemnify The Northern Trust Company and First Data Investor Services Group, Inc. (each a "Co-Administrator") against all claims except those resulting from the willful misfeasance, bad faith or negligence of such Co-Administrator, or the Co-Administrator's breach of confidentiality. A copy of the Co-Administration Agreement is incorporated by reference herein as Exhibit (h)(11).

          Section 3.1 of the Distribution Agreement between the Registrant and Northern Funds Distributors, LLC provides for indemnification of Northern Funds Distributors, LLC, in connection with certain claims and liabilities to which Northern Funds Distributors, LLC, in its capacity as Registrant's Distributor, may be subject. A copy of the Distribution Agreement is incorporated by reference herein as Exhibit (e)(1).

          In addition, Section 6.3 of Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibit (a)(1), provides for indemnification of shareholders as follows:

          6.3    Indemnification of Shareholders.  No Shareholder shall be
                 -------------------------------
          subject to any personal liability whatsoever to any person in connection with property of the Trust or the acts, obligations or affairs of the Trust or any Series thereof. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) out of the property of the Trust for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one or more Series whose Shares were held by said Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust or any Series thereof to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

          Section 6.4 of Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibit (a)(1), provides for indemnification of Trustees and officers, as follows:

          6.4    Indemnification of Trustees, Officers, etc.  The Trust shall
                 ------------------------------------------
          indemnify each of its Trustees and officers and persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such willful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as

          "Disabling Conduct"). Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of (a) an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this
          Article VI and either (b) such Covered Person provides security for such undertaking, (c) the Trust is insured against losses arising by reason of such payment, or (d) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.         Business and Other Connections of Investment Adviser


          The Northern Trust Company, Registrant's investment adviser, is a full service commercial bank and also provides a full range of trust and fiduciary services. Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs of The Northern Trust Company and, with respect to each such person, the name and business address of the company (if any) with which such person has been connected at any time within the last two fiscal years, as well as the capacity in which such person was connected.

                                                                               Name and Principal
Name and Position            Business Address                                  Connection with
with Investment Adviser      of Other Company                                  Other Company
-----------------------      ----------------                                  -------------
Gregg D. Behrens
 Executive Vice President    None

J. David Brock
 Executive Vice President    None

Duane L. Burnham             Northern Trust Corporation                        Director
 Director                    50 South LaSalle Street
                             Chicago, IL 60675

                             Abbott Laboratories                               Chairman of the
                             150 Field Drive                                   Board and Director
                             Suite 160
                             Lake Forest, IL 60045

                             Sara Lee Corp.                                    Director
                             Three First National Plaza
                             Chicago, IL 60602

Dr. Dolores E. Cross         Northern Trust Corporation                        Director
 Director                    50 South LaSalle Street
                             Chicago, IL 60675

                             Morris Brown College                              President (6/99)
                             Administration Building, 2/nd/ Floor              President -
                             643 Martin Luther King Jr. Drive                  Elect (10/98)
                             Atlanta, GA 30314

                             Chicago State University                          Former President
                             95/th/ Street at King Drive
                             Chicago, IL 60643

                             General Electric Company                          Former President
                             3135 Easton Turnpike                              GE Fund
                             Fairfield, CT 06432

                             The Graduate School and University Center         GE Fund
                             The City University of New York                   Distinguished
                             33 W. 42/nd/ Street, Room 1400 N                  Professor of
                             New York, NY 10036                                Leadership and
                                                                               Diversity

                                                        Name and Principal
Name and Position        Business Address               Connection with
with Investment Adviser  of Other Company               Other Company
-----------------------  ----------------               -------------
Susan Crown              Northern Trust Corporation     Director
 Director                50 South LaSalle Street
                         Chicago, IL 60675

                         Henry Crown & Co.              Vice President
                         222 North LaSalle Street
                         Suite 2000
                         Chicago, IL 60601

                         Baxter International           Director
                         One Baxter Parkway
                         Deerfield, IL 60015

                         Illinois Tool Works            Director
                         3600 West Lake Ave
                         Glenview, IL 60025-5811

John R. Goodwin          NTQA                           Director, Managing
  Senior Vice President  50 South LaSalle Street        Director, Chief
                         Chicago, IL 60675              Investment Officer

Robert S. Hamada         Northern Trust Corporation     Director
  Director               50 South LaSalle Street
                         Chicago, IL 60675

                         The University of Chicago      Dean and Edward
                         Graduate School of Business    Eagle Brown
                         1101 East 58th Street          Distinguished
                         Chicago, IL 60637              Service Professor of
                                                        Finance

                         A.M. Castle & Co.              Director
                         3400 North Wolf Road
                         Franklin Park, IL 60131

                         Chicago Board of Trade         Director
                         141 West Jackson Boulevard
                         Chicago, IL 60604

                                                                Name and Principal
Name and Position        Business Address                       Connection with
with Investment Adviser  of Other Company                       Other Company
-----------------------  ----------------                       -------------
Barry G. Hastings        Northern Trust Corporation             President and Chief
 President and Chief     50 South LaSalle Street                 Operating Officer
 Operating Officer       Chicago, IL 60675                       and Director
 and Director

                         Northern Trust of California           Director
                          Corporation
                         355 South Grand Avenue
                         Los Angeles, CA 90017

                         Northern Trust of Florida              Vice Chairman of the
                         Corporation                            Board and Director
                         700 Brickell Avenue
                         Miami, FL 33131

                         Nortrust Realty Management, Inc.       Director
                         50 South LaSalle Street
                         Chicago, IL 60675

Robert A. Helman         Northern Trust Corporation             Director
 Director                50 South LaSalle Street
                         Chicago, IL 60675

                         Mayer, Brown & Platt                   Partner
                         190 South LaSalle Street, 38th Fl.
                         Chicago, IL 60603

                         Zenith Electronics                     Director
                         1000 Milwaukee Ave.
                         Glenview, IL 60025

                         Brambles USA, Inc.                     Director
                         400 North Michigan Avenue
                         Chicago, IL 60611

                         Chicago Stock Exchange                 Governor
                         One Financial Plaza
                         440 South LaSalle Street
                         Chicago, IL 60605

                         Dreyer's Grand Ice Cream, Inc.         Director
                         5929 College Ave.
                         Oakland, CA 94618

                                                                  Name and Principal
Name and Position        Business Address                         Connection with
with Investment Adviser  of Other Company                         Other Company
-----------------------  ----------------                         -------------
Arthur L. Kelly          Northern Trust Corporation               Director
 Director                50 South LaSalle Street
                         Chicago, IL 60675

                         KEL Enterprises L.P.                     Managing Partner
                         Two First National Plaza
                         20 S. Clark St., Suite 2222
                         Chicago, IL 60603

                         Bayerische Motoren Werke (BMW) A.G.      Director
                         BMW Haus
                         Petuelring 130
                         Postfach 40 02 40
                         D-8000
                         Munich 40 Germany

                         Nalco Chemical Company                   Director
                         One Nalco Center
                         Naperville, IL 60563-1198

                         Snap-on Incorporated                     Director
                         2801 80th Street
                         Kenosha, WI 53140

                         A.G Deere & Company                      Director
                         John Deere Road
                         Moline, IL 61265

                         Thyssen Industries AG
                         Am Thyssenhaus 1
                         45128 Essen
                         Germany

Frederick A. Krehbiel    Northern Trust Corporation               Director
 Director                50 South LaSalle Street
                         Chicago, IL 60675

                         Molex Incorporated                       Chairman, CEO and
                         2222 Wellington Court                    Director
                         Lisle, IL 60532-1682

                                                                      Name and Principal
Name and Position                  Business Address                   Connection with
with Investment Adviser            of Other Company                   Other Company
-----------------------            ----------------                   -------------
Frederick A. Krehbiel              Nalco Chemical Company             Director
 (continued)                       One Nalco Center
                                   Naperville, IL 60563-1198

                                   Tellabs, Inc.                      Director
                                   4951 Indiana Avenue
                                   Lisle, IL 60532

                                   Devry, Inc.                        Director
                                   One Tower Lane
                                   Suite 1000
                                   Oak Brook Terrace, IL 60181

John V.N. McClure                  None
 Executive Vice President

James J. Mitchell, III             The Northern Trust Company         Director
 Executive Vice President          of New York
                                   40 Broad Street
                                   8th Floor
                                   New York, NY 10004

William G. Mitchell                Northern Trust Corporation         Director
Director                           50 South LaSalle Street
                                   Chicago, IL 60675

                                   Peoples Energy Corporation         Director
                                   122 South Michigan Avenue
                                   Chicago, IL 60603

                                   The Sherwin-Williams Company       Director
                                   101 Prospect Avenue, N.W.
                                   Cleveland, OH 44115-1075

Edward J. Mooney                   Northern Trust Corporation         Director
 Director                          50 South LaSalle Street
                                   Chicago, IL 60675

                                   Nalco Chemical Company             Chairman, Chief
                                   One Nalco Center                   Executive Officer,
                                   Naperville, IL 60563-1198          President and
                                                                      Director

                                                                       Name and Principal
Name and Position                Business Address                      Connection with
with Investment Adviser          of Other Company                      Other Company
-----------------------          ----------------                      -------------
Edward J. Mooney                 Morton International, Inc.            Director
 (continued)                     100 North Riverside Plaza
                                 Chicago, IL 60606

                                 FMC Corp.                             Director
                                 200 E. Randolph Drive
                                 Chicago IL 60601

J. Terrance Murray               None
 Executive Vice President

William A. Osborn                Northern Trust Corporation            Director
 Chairman and Chief              50 South LaSalle Street
 Executive Officer               Chicago, IL 60675

                                 Nortrust Realty Management, Inc.      Director
                                 50 South LaSalle Street
                                 Chicago, IL 60675

                                 Northern Futures Corporation          Director
                                 50 South LaSalle Street
                                 Chicago, IL 60675

Sheila A. Penrose                Northern Trust Global                 Director
 President -                     Advisors, Inc.
 Corporate and Institutional     29 Federal Street
 Services and Executive          Stamford, CT 06901
 Vice President
                                 Northern Trust Retirement             Manager
                                  Consulting, L.L.C.
                                 400 Perimeter Center Terrace
                                 Suite 850
                                 Atlanta, GA 30346

                                 NTQA                                  Director
                                 50 South LaSalle Street
                                 Chicago, IL 60675

                                                                       Name and Principal
Name and Position                 Business Address                     Connection with
with Investment Adviser           of Other Company                     Other Company
-----------------------           ----------------                     -------------
Perry R. Pero                     Northern Futures Corporation         Director
 Senior Executive Vice            50 South LaSalle Street
 President and Chief              Chicago, IL 60675
 Financial Officer

                                  Northern Investment Corporation      President and,
                                  50 South LaSalle Street                 Director
                                  Chicago IL 60675

                                  Northern Trust Global                Director
                                  Advisors, Inc.
                                  29 Federal Street
                                  Stamford, CT 06901

                                  Northern Trust Securities, Inc.      Director
                                  50 South LaSalle Street
                                  Chicago, IL 60675

                                  Nortrust Realty Management, Inc.     Director
                                  50 South LaSalle Street
                                  Chicago, IL 60675

                                  NTQA                                 Director
                                  50 South LaSalle Street
                                  Chicago, IL 60675

Stephen N. Potter                 NTQA                                 Director, Managing
  Senior Vice President           50 South LaSalle Street              Director
                                  Chicago, IL 60675

Peter L. Rossiter                 None
  Executive Vice President
  and General Counsel

Lee Selander                      Northern Trust Retirement            Manager
  Executive Vice President        Consulting, L.L.C.
                                  400 Perimeter Center Terrace
                                  Suite 850
                                  Atlanta, GA 30346

Jean Sheridan                     None
 Executive Vice President

                                                                   Name and Principal
Name and Position                Business Address                  Connection with
with Investment Adviser          of Other Company                  Other Company
-----------------------          ----------------                  -------------
Harold B. Smith                  Northern Trust Corporation        Director
 Director                        50 South LaSalle Street
                                 Chicago, IL 60675

                                 Illinois Tool Works Inc.          Chairman of the
                                 3600 West Lake Avenue             Executive Committee
                                 Glenview, IL 60025-5811           and Director

                                 W. W. Grainger, Inc.              Director
                                 5500 West Howard Street
                                 Skokie, IL 60077

                                 Northwestern Mutual Life          Trustee
                                 Insurance Co.
                                 720 East Wisconsin Avenue
                                 Milwaukee, WI 53202

William D. Smithburg             Northern Trust Corporation        Director
 Chairman                        50 South LaSalle Street
 Director                        Chicago, IL 60675

                                 The Quaker Oats Company           Retired
                                 321 North Clark Street            Chairman,
                                 Chicago, IL 60610                 President and
                                                                   Chief
                                                                   Executive
                                                                   Officer

                                 Abbott Laboratories               Director
                                 One Abbott Park Road
                                 Abbott Park, IL 60064-3500

                                 Corning Incorporated              Director
                                 Corning, NY 14831

                                 Prime Capital Corporation         Director
                                 10275 W. Higgins Road
                                 Suite 200
                                 Rosemont, IL 60018

                                                                               Name and Principal
Name and Position                Business Address                              Connection with
with Investment Adviser          of Other Company                              Other Company
-----------------------          ----------------                              -------------
James M. Snyder                  NTQA                                          Chairman, CEO and
 Executive Vice President        50 South LaSalle Street                         Director
                                 Chicago, IL 60675

                                 Northern Trust Global Advisors, Inc.          Director
                                 29 Federal Street
                                 Stamford, CT 06901


Mark Stevens                     None
 Executive Vice President


Bide L. Thomas                   Northern Trust Corporation                    Director
 Director                        50 South LaSalle Street
                                 Chicago, IL 60675

                                 R. R. Donnelley & Sons Company                Director
                                 77 West Wacker Drive
                                 Chicago, IL 60601

                                 MYR Group Inc.                                Director
                                 *(formerly L.E. Myers Company)
                                 2550 West Golf Road
                                 Rolling Meadows, IL 60008
                                 * Name change

Stephen B. Timbers               Northern Trust Global                         Director
 President- Northern Trust       Advisors, Inc.
 Global Investments and          29 Federal Street
 Executive Vice President        Stamford, CT 06901

                                 LTV Steel Co.                                 Director
                                 200 Public Square
                                 Cleveland, OH 44114-2308

                                 Zurich-Kemper Investments                     Former
                                 222 S. Riverside Plaza                        President and
                                 Chicago, IL 60606                               Chief Executive Officer
                                                                                 (January 1996 -
                                                                                 December 1997)

                                                                          Name and Principal
Name and Position                Business Address                         Connection with
with Investment Adviser          of Other Company                         Other Company
-----------------------          ----------------                         -------------
Stephen B. Timbers               NTQA                                     Director
 (continued)                     50 S. LaSalle Street
                                 Chicago, IL 60675

William S. Trukenbrod            None
 Executive Vice President


Frederick Waddell                None
 Executive Vice President

Jeffrey H. Wessel                NTQA                                     President,
 Executive Vice President        50 South LaSalle Street                    Director
                                 Chicago, IL  60675

                                 Northern Trust Retirement                Manager
                                 Consulting, L.L.C.
                                 400 Perimeter Center Terrace
                                 Suite 850
                                 Atlanta, GA  30346

                                 Northern Trust Global Advisors, Inc      Director
                                 29 Federal Street
                                 Stamford, CT  06901

     Item 27.    Principal Underwriter

           (a)    None

           (b) To the best of Registrant's knowledge, the directors and executive officers of Northern Funds Distributors, LLC, distributor for Registrant, are as follows:

                                 Positions and
                                 Offices with                  Positions and
Name and Principal               Northern Funds                Offices with
Business Address                 Distributors, LLC             Registrant
----------------                 -----------------             ----------
Jane Haegele                     Director                      None
Four Falls Corporate Center
6/th/ Floor
West Conshohocken, PA 19428

Philip H. Rinnander             President and Secretary       None
Four Falls Corporate Center
6/th/ Floor
West Conshohocken, PA 19428

Jason A. Greim                  Vice President and Treasurer  None
Four Falls Corporate Center
6/th/ Floor
West Conshohocken, PA 19428

               (c)  None

Item 28.       Location of Accounts and Records

          The Agreement and Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, Pennsylvania 19103. Records relating to PFPC, Inc.'s (formerly First Data Investor Services Group, Inc.) functions as co-administrator for the Registrant are located at 101 Federal Street, Boston, Massachusetts 02110. Records relating to Northern Funds Distributors, LLC's functions as distributor, for the Registrant are located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428-2961. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60675 or 801 S. Canal Street, Chicago, Illinois 60607 (relating to transfer agent).


Item 29.       Management Services

               Not Applicable.


Item 30.       Undertakings

               Not Applicable.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 29 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Westborough and State of Massachusetts on the 29th day of February, 2000.

                                    NORTHERN FUNDS


                                    By: /s/ Jylanne M. Dunne
                                        -----------------------------
                                            Jylanne M. Dunne
                                            President

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


           Name                  Title                Date
           ----                  -----                ----

/*/ James W. Cozad*              Trustee            February 29, 2000
-------------------------------
    James W. Cozad

/*/ Wesley M. Dixon, Jr.*        Trustee            February 29, 2000
-------------------------------
    Wesley M. Dixon, Jr.

/*/ William J. Dolan, Jr.*       Trustee            February 29, 2000
-------------------------------
    William J. Dolan, Jr.

/*/ Raymond E. George, Jr.*      Trustee            February 29, 2000
-------------------------------
    Raymond E. George, Jr.

/*/ Michael E. Murphy*           Trustee            February 29, 2000
-------------------------------
    Michael E. Murphy

/*/ Mary Jacobs Skinner*         Trustee            February 29, 2000
-------------------------------
    Mary Jacobs Skinner

/s/ Jylanne M. Dunne
-------------------------------  President          February 29, 2000
    Jylanne M. Dunne             (Chief Executive
                                 Officer)
/s/ Brian R. Curran
-------------------------------  Treasurer          February 29, 2000
    Brian R. Curran              (Chief Financial
                                 and Accounting
                                 Officer)


*By: /s/ Brian R. Curran
     --------------------------
         Brian R. Curran,
         Attorney-in-fact

                               POWER OF ATTORNEY


     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee of Northern Funds, a business trust organized under the laws of The Commonwealth of Massachusetts (the "Trust"), does hereby make, constitute and appoint Richard
H. Rose, Brian R. Curran, Linda J. Hoard, Jylanne M. Dunne, and Jeffrey A. Dalke, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and re-substitution, in any and all capacities, to execute for and on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, of any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has subscribed his or her name on this 15/th/ day of September 1999.


                                         /s/ James W. Cozad
                                         ----------------------------
                                         James W. Cozad


                                         /s/ Wesley M. Dixon, Jr.
                                         ----------------------------
                                         Wesley M. Dixon, Jr.


                                         /s/ William J. Dolan, Jr.
                                         ----------------------------
                                         William J. Dolan, Jr.


                                         /s/ Raymond E. George, Jr.
                                         ----------------------------
                                         Raymond E. George, Jr.


                                         /s/ Michael E. Murphy
                                         ----------------------------
                                         Michael E. Murphy


                                         /s/ Mary Jacobs Skinner
                                         ----------------------------
                                         Mary Jacobs Skinner

                                NORTHERN FUNDS

                                 EXHIBIT INDEX

     (a)    (17)  Amendment No. 16 to Agreement and Declaration of Trust dated
                  February 8, 2000.

            (18) Amendment No. 17 to Agreement and Declaration of Trust dated February 8, 2000.

     (d)    (12)  Form of Addendum No. 10 to the Investment Advisory Agreement
                  dated ______________, 2000.

     (e)     (3)  Form of Amended and Restated Schedule A to the Distribution
                  Agreement dated _____________, 2000.

     (g)    (15)  Form of Addendum No. 2 to the Foreign Custody Agreement dated
                  _____________, 2000.

     (h)    (13)  Amended and Restated Schedule A to the Co-Administration
                  Agreement dated December 28, 1999.

            (14) Agreement and Plan of Reorganization, Conversion and Termination dated February 8, 2000.

            (15) Form of Addendum No. 10 to the Transfer Agency Agreement dated ______________, 2000.

            (16) Form of Amended and Restated Schedule A to the Co-Administration Agreement dated _______________, 2000.

     (i)          Opinion of Hale & Dorr LLP.

     (j)    (1)   Consent of Drinker Biddle & Reath LLP.

            (2)   Consent of Independent Public Accountants.

     (l)    (13)  Purchase Agreement between Registrant and the Northern Trust
                  Company dated _____________, 2000 for shares of the MarketCommand Fund.

     (l)    (14)  Form of Purchase Agreement between Registrant and the Northern
                  Trust Company dated _____________, 2000 for shares of the Global Communications Fund.